UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6872
(Registrant's telephone number, including area code)

Date of fiscal year end: July 31, 2019

Date of reporting period: January 31, 2019

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
January 31, 2019

O’Shaughnessy All Cap Core Fund
Class A Shares – OFAAX
Class C Shares – OFACX
Class I Shares – OFAIX

O’Shaughnessy Enhanced Dividend Fund
Class I Shares – OFDIX

O’Shaughnessy Market Leaders Value Fund
Class I Shares – OFVIX

O’Shaughnessy Small Cap Value Fund
Class I Shares – OFSIX

O’Shaughnessy Small/Mid Cap Growth Fund
Class I Shares – OFMIX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically through the Funds’ website.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held within the fund complex and may apply to all funds held through your financial intermediary.

TABLE OF CONTENTS

Letter to Shareholders	1
Expense Example	5
Sector Allocation of Portfolio Assets	7
Schedule of Investments	12
Statements of Assets and Liabilities	38
Statements of Operations	42
Statements of Changes in Net Assets	44
Financial Highlights	50
Notes to Financial Statements	57
Approval of Investment Advisory Agreement	67
Notice to Shareholders	71
Householding	71
Privacy Notice	72

O’Shaughnessy Mutual Funds

All Cap Core Fund

For the six-month fiscal period ended January 31, 2019, Class A shares of the O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”) returned -13.91% (with the effect of sales charges) and -9.12% (without the effect of sales charges). Class C shares of the All Cap Core Fund returned -10.16% (with the effect of sales charges) and -9.45% (without the effect of sales charges). Class I shares returned -9.01%, underperforming the Russell 3000® Index which returned -3.52% and the S&P 500® Index (“S&P 500”) which returned -3.00% for the same period.

An underexposure to larger and mega cap names was the largest detractor from returns. During this period mega cap names outperformed. Therefore, the All Cap Core Fund, which typically does not weight larger and mega cap names as heavily as the benchmark, was in turn negatively impacted. After size, an overweight to the Momentum theme was the next largest detractor followed by overweights to Financial Strength and Earnings Growth. Conversely, overweights to Yield and Value contributed to returns.

Several positions detracted from performance such as, Valero Energy Corp., Conagra Brands, Inc., and Micron Technology, Inc. Performance was helped by positions in stocks such as:  K12, Inc., Apple, Inc., and Medifast, Inc. The All Cap Core Fund’s relative returns detracted due to allocation and selection effects. Of note, selection within Financials and Information Technology significantly reduced returns and allocation within Energy and underweights to Real Estate and Utilities hurt relative returns. Allocation and selection effects within Communication Services helped to mitigate some of the overall Fund detractors.

Based on our historical research, the themes we emphasize in the All Cap Core Fund should outperform over longer holding periods but certainly can be less successful over shorter time frames. We believe the key to success within this type of strategy is patience, and we expect stocks with attractive yields, valuations, and momentum to outperform in the years to come.

Enhanced Dividend Fund

For the six-month fiscal period ended January 31, 2019, Class I shares of the O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund”) returned -8.48%, underperforming the MSCI All Country World Index which returned -4.71% and underperforming the Russell 1000 Value® Index which returned -3.26% for the same period.

An overweight to the Value theme was the largest contributor to returns. Additionally, an underexposure to the Earnings Quality theme aided performance. However, these contributors were masked by the detractors. Size was the largest detractor from return as the Fund typically is skewed toward a lower total market cap than the benchmark, and during this period, larger, mega cap securities aided returns. An overweight to the Momentum theme was the second largest detractor. Additionally, an underweight to Financial Strength and an overweight to Earnings Growth detracted for the six-month fiscal period ending January 31, 2019. After controlling for factors, country allocations were a contributor to returns, primarily led by overexposure to the United States and Russia. An underexposure to Brazil was the primary detractor.

Overall, both security selection and allocation detracted from returns. With respect to selection, Financials and Consumer Discretionary were the largest detractors and Energy and Communication Services were the largest contributors. In terms of allocation, an overweight to Energy and an underweight to Health Care detracted while on overweight to Communication Services and an underweight to Information Technology contributed to returns. Not owning positions within Real Estate and Utilities detracted from relative returns.

The Enhanced Dividend Fund benefited from allocations to PJSC LUKOIL ADR, Omnicom Group, Inc., and Rio Tinto ADR, all of which did well during the six-month period ending January 31, 2019.  Overweight allocations to Société General ADR and BNP Paribas ADR negatively impacted relative returns.

Based on our research dating back to 1970, large cap, global, market-leading stocks trading at discounted valuations with high dividend yields have been very strong performers relative to the overall market in the long run. We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields to outperform in the years to come.

O’Shaughnessy Mutual Funds

Market Leaders Value Fund

For the six-month fiscal period ended January 31, 2019, Class I shares of the O’Shaughnessy Market Leaders Value Fund (the “Market Leaders Value Fund”) returned -8.68% underperforming the Russell 1000 Value® Index which returned -3.26% for the same period. However, during January of 2019 the Fund saw a strong bounce-back.

An underexposure to large, mega cap stocks was the primary detractor from returns. During the period, mega cap stocks were the strongest performers and the Market Leaders Value Fund tends to hold less mega cap than the benchmark. Other detractors included the Financial Strength and Momentum themes. Shareholder Yield, which is the key stock selection theme, was the only factor that contributed to relative returns.

Overall, allocation and selection effects detracted from relative returns during the fiscal period. Security selection within Consumer Staples and Information Technology were the largest detractors from returns. Consumer Discretionary and Industrials were the two sectors that yielded the largest selection contributions. Overweights to Consumer Staples, Information Technology, and Industrials aided returns and specifically helped to mitigate some of the selection impact within Consumer Staples and Information Technology. On the contrary, underweights to Health Care and Communication Services accounted for over half of the negative relative allocation effect and not owning positions in Real Estate and Utilities rounded out the total relative negative net position. Positions that contributed positively to total performance, included Yum! Brands, Inc., MetLife, Inc., and Schlumberger Ltd., while Conagra Brands, Inc., Marathon Petroleum Corp., and Anadarko Petroleum Corp. detracted from relative returns.

Based on our historical research, the themes that we emphasize in the Market Leaders Value Fund should outperform over longer holding periods but experience shorter periods of time when they are less successful. We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields, valuations, and quality to outperform in the years to come.

Small Cap Value Fund

For the six-month fiscal period ended January 31, 2019, Class I shares of the O’Shaughnessy Small Cap Value Fund (the “Small Cap Value Fund”) returned -11.41%, underperforming the Russell 2000 Value® Index which returned -9.92% for the same period.

An underweight exposure to Size (market capitalization) was the primary detractor from returns. The Small Cap Value Fund tends to exhibit a smaller total market capitalization than the benchmark and during this period, stocks that were larger in size outperformed. An overexposure to the Value and Growth themes contributed to performance.  Whereas overexposures to Momentum, Quality, and an underexposure to the Financial Strength theme detracted from returns.

Overall, selection effects contributed to returns while sector allocation effects detracted. Allocation effects outweighed selection effects, leading to net negative relative return for the period. Security selection within Energy, Health Care, and Communication Services contributed positively to relative returns while security selection within Industrials, Information Technology, and Real Estate detracted from returns. An underweight allocation to Real Estate and a zero weight to Utilities, as well as an overweight allocation to Energy, impacted returns negatively. However, an overweight to Information Technology was a meaningful positive contributor via allocation and helped minimize poor selection within this sector. Key positions that detracted from performance included Boise Cascade Co., Vera Bradley, Inc., and TTM Technologies, Inc. The following positions contributed: Gannett Co., Innoviva, Inc., and Sanderson Farms, Inc.

Based on our historical research, the themes that we emphasize in the Small Cap Value Fund should outperform over longer holding periods but, will have shorter periods of time when they are less favorable. We believe the key to success within this type of strategy is patience, and we expect stocks with attractive quality, valuations, and momentum to outperform in the years to come.

Small/Mid Cap Growth Fund

For the six-month fiscal period ended January 31, 2019, Class I shares of the O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) returned -11.93%, underperforming the Russell 2500 Growth™ Index which returned -5.91% for the same period.

O’Shaughnessy Mutual Funds

An underexposure to larger capitalization names was the largest detractor for the period. During this period, securities with a larger market capitalization outperformed. The Small/Mid Cap Growth Fund exhibited a smaller market cap than its benchmark. Additionally, the Earnings Quality and Shareholder Yield themes detracted. An overexposure to Momentum was the largest contributor followed by an overweight to the Value theme. Overall, selection and allocation effects detracted from returns with poor selection carrying most of the weight. From an allocation standpoint, overweight to Energy and an underweight to Information Technology were the largest detractors from relative returns. Selection was especially poor within Information Technology and Health Care. Of note, Energy was the only meaningful net contributor to relative return, and this was aided by strong selection. Crocs, Inc., K12, Inc., and Keysight Technologies, Inc. were the largest contributors to return and Ligand Pharmaceuticals, Inc., TechTarget, Inc., and Westlake Chemical Corp. were the largest detractors.

Based on our historical research, the themes that we emphasize in the Small/Mid Cap Growth Fund should outperform over longer holding periods but, can have shorter periods of time when they lead to relative underperformance.  We believe the key to success with this type of strategy is patience, and we expect stocks with attractive valuations, strong earnings, and price momentum to potentially outperform in the years to come.

Market Outlook – Enhanced Dividend

Our focus on dividend yield and valuation created an interesting paradigm. Most of the factor themes – yield and value being key players – that contributed to performance in the third fiscal quarter inverted and detracted during the fourth fiscal quarter. For the period, this led to reduction in the net effect for many of the factors. However, Size/market capitalization was a constant detractor throughout the period. Though the Fund is large cap in nature, it is typically underweight larger and mega cap names relative to the benchmark. Even though Size created a headwind we feel strongly about the long-term success of the Fund by focusing on:  1) large global dividend stocks with significant valuation discounts; 2) eliminating stocks not meeting our quality criteria; and 3) overweight stocks that qualify the most frequently, recently, and with the highest overall factor profile.

Currently, many of the top contributors to the benchmark return are large tech, internet, or financial names which exhibit valuations in the most expensive portion of the global market. Due to valuations, their names rarely make it into our funds which continues to be a headwind.

We believe the Enhanced Dividend Fund represents a unique take on the dividend space as well as offering discounted valuation and stronger yield. As of January 31, 2019, the Enhanced Dividend Fund had a Price-to-Earnings (“PE”) ratio of 8.3 versus the benchmark PE of 15.6. The Enhanced Dividend Fund has a gross indicated yield of 6.8%, significantly higher than the benchmark’s 2.8% yield. Additionally, the Fund saw strong bounce-back in January. We feel our long-term and differentiated take with respect to dividend-based strategies projects well for the future.

Market Outlook – Market Leaders Value, Small Cap Value, All Cap Core and Small-Mid Cap Growth

Equity markets experienced significant downtown during the period especially in the fourth fiscal quarter. Throughout 2018 and holding true during the fiscal period ending January 31, 2019, there was severe multiple contraction driving down the price of stocks though the market was still historically expensive. The only consistent factor during the period was size, bigger companies (especially mega cap with a market cap >$100 billion) outperformed in both value and growth regimes. Due to this, it was very difficult to outperform the relative market cap weighted benchmarks. Performance was poor in the fourth fiscal quarter. As discussed, the Funds do not market cap weight and therefore exhibit less weight in larger and mega cap securities. During the first half of the fiscal period, growth funds outperformed value funds, but this trend inverted in the second half. This push to value was primarily driven by large defensive stocks.

As long-term investors, we expect periodic downturns to occur and believe that discipline in our factor-based approach should lead to positive excess returns. As this year progresses, we will continue to focus on our niche of the market: quality companies, often trading at out-of-favor prices, which are aggressively returning capital to equity shareholders through dividends and share repurchases, and/or exhibit strong momentum. Given the weight of the evidence—across decades of empirical research and our own live performance—we expect strong performance in the future.

Given Market Leaders Value Fund’s, Small Cap Value Fund’s, All Cap Core Fund’s and Small-Mid Cap Growth Fund’s positioning relative to their benchmarks—measured by the key characteristics we use in our stock selection process—we believe the Funds are well situated for 2019.

O’Shaughnessy Mutual Funds

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Investments in foreign securities involve political, economic and currency risks, greater volatility, and differences in accounting methods. Emerging markets countries involve greater risks, such as immature economic structures, national policies restricting investments by foreigners, and different legal systems. Such risks may be magnified with respect to securities of issuers in frontier emerging markets. Real estate investment trusts and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt and erratic price movements than the overall securities markets. Investments in small-and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Risks of derivatives include the possible imperfect correlation between the value of instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that instruments may not be liquid. The Market Leaders Value Fund and Small Cap Value Fund may experience higher fees and is subject to additional risks due to investments in other investment companies (including exchange-traded funds).

Diversification does not guarantee a profit or protect from loss in a declining market.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please read the Schedule of Investments for a complete list of Fund holdings.

Russel 1000 Growth® Index is the market-capitalization weighted index of those firms in the Russell 1000 with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 includes the largest 1000 firms in the Russell 3000, which represents approximately 98% of the investable US equity market.

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.  The Russell 2500 GrowthTM Index (“Russell 2500”) measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.  The Standard & Poor’s (“S&P”) 500® Index is a market-weighted index of 500 widely held common stocks of companies chosen for market size, liquidity and current index membership.  The MSCI All Country World Index is a free-float-adjusted market capitalization index that is designed to measure the equity market performance in the global developed and emerging markets.  The Russell 1000 Value® Index (“Russell 1000”) measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.  You cannot invest directly in an index.

“Dividend yield” is the financial ratio that shows how much a company pays out in dividends each year relative to its share price (equal to most recent dividend payment per share (annualized) divided by price per share).

“Cash Flows” are the net amount of cash and cash-equivalents moving into and out of a business. “Price-to-Earnings Ratio” or “P/E valuation” is a ratio for valuing a company that measures its current share price relative to its per-share earnings (equal to Market Value per Share divided by Earnings per Share).

“Price-to-Book” (P/B) is a ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

Earnings growth is not representative of the fund’s future performance.

Must be preceded or accompanied by a prospectus.

The O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund, O’Shaughnessy Market Leaders Value Fund, O’Shaughnessy Small Cap Value, and O’Shaughnessy Small/Mid Cap Growth Fund are distributed by Quasar Distributors, LLC.

O’Shaughnessy Mutual Funds

Expense Example
at January 31, 2019 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (8/1/18 – 1/31/19).

Actual Expenses
For each class of each Fund, two lines are presented in the tables below, with the first line providing information about actual account values and actual expenses. Actual net expenses are limited to 0.85%, 1.60%, and 0.60% for Class A shares, Class C shares, and Class I shares, respectively, of the All Cap Core Fund. Actual net expenses are limited to 0.99% for Class I shares of the Enhanced Dividend Fund, 0.65% for Class I shares of the Market Leaders Value Fund, 0.99% for Class I shares of the Small Cap Value Fund, and 1.19% for Class I shares of the Small/Mid Cap Growth Fund, per the operating expenses limitation agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables for each class of each Fund is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

O’Shaughnessy All Cap Core Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/18	1/31/19	8/1/18 – 1/31/19
Class A Actual	$1,000.00	$ 908.80	$4.09
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,020.92	$4.33

Class C Actual	$1,000.00	$ 905.50	$7.68
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,017.14	$8.13

Class I Actual	$1,000.00	$ 909.90	$2.89
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,022.18	$3.06

*
Expenses are equal to the Fund’s annualized expense ratio of 0.85%, 1.60%, and 0.60% for Class A, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Mutual Funds

Expense Example (Continued)
at January 31, 2019 (Unaudited)

O’Shaughnessy Enhanced Dividend Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/18	1/31/19	8/1/18 – 1/31/19
Class I Actual	$1,000.00	$ 915.20	$4.78
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,020.21	$5.04

*
Expenses are equal to the Fund’s annualized expense ratio of 0.99% for Class I, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Market Leaders Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/18	1/31/19	8/1/18 – 1/31/19
Class I Actual	$1,000.00	$ 913.20	$2.89
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,022.18	$3.06

*
Expenses are equal to the Fund’s annualized expense ratio of 0.60% for Class I, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Small Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/18	1/31/19	8/1/18 – 1/31/19
Class I Actual	$1,000.00	$ 885.90	$4.71
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,020.21	$5.04

*
Expenses are equal to the Fund’s annualized expense ratio of 0.99% for Class I, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Small/Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/18	1/31/19	8/1/18 – 1/31/19
Class I Actual	$1,000.00	$ 880.70	$5.64
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,019.21	$6.06

*
Expenses are equal to the Fund’s annualized expense ratio of 1.19% for Class I, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy All Cap Core Fund

Sector Allocation of Portfolio Assets
at January 31, 2019 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Enhanced Dividend Fund

Sector Allocation of Portfolio Assets
at January 31, 2019 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Market Leaders Value Fund

Sector Allocation of Portfolio Assets
at January 31, 2019 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Small Cap Value Fund

Sector Allocation of Portfolio Assets
at January 31, 2019 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Small/Mid Cap Growth Fund

Sector Allocation of Portfolio Assets
at January 31, 2019 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy All Cap Core Fund

Schedule of Investments
at January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS – 99.96%
	Aerospace & Defense – 2.59%
286	Boeing Co.	$110,287
329	National Presto Industries, Inc.	39,355
141	Spirit AeroSystems Holdings, Inc. – Class A	11,759
1,050	Textron, Inc.	55,892
		217,293
	Airlines – 1.62%
1,515	Delta Air Lines, Inc.	74,886
377	Southwest Airlines Co.	21,399
460	United Continental Holdings, Inc.*	40,144
		136,429
	Auto Components – 0.53%
290	Lear Corp.	44,640

	Beverages – 0.58%
196	Boston Beer Co., Inc. – Class A*	48,835

	Biotechnology – 3.94%
1,370	AbbVie, Inc.	109,997
1,094	Amgen, Inc.	204,698
187	Celgene Corp.*	16,542
		331,237
	Building Products – 0.24%
774	Continental Building Products, Inc.*	20,387

	Capital Markets – 3.42%
1,652	Ameriprise Financial, Inc.	209,143
1,658	Franklin Resources, Inc.	49,093
1,717	Waddell & Reed Financial, Inc. – Class A	29,395
		287,631
	Chemicals – 2.50%
3,041	FutureFuel Corp.	55,681
613	LyondellBasell Industries NV – Class A#	53,313
436	Stepan Co.	38,338
1,326	Tredegar Corp.	21,627
561	Westlake Chemical Corp.	41,458
		210,417
	Commercial Banks – 7.41%
1,117	Bank of America Corp.	31,801
534	BB&T Corp.	26,059
801	Citigroup, Inc.	51,632
235	Comerica, Inc.	18,504
7,032	Fifth Third Bancorp	188,598
787	JPMorgan Chase & Co.	81,455

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Commercial Banks (Continued)
10,454	Regions Financial Corp.	$158,587
1,119	SunTrust Banks, Inc.	66,491
		623,127
	Communications Equipment – 2.41%
2,944	Cisco Systems, Inc.	139,222
58	F5 Networks, Inc.*	9,335
2,082	Juniper Networks, Inc.	54,007
		202,564
	Construction & Engineering – 1.21%
664	Comfort Systems USA, Inc.	31,852
556	EMCOR Group, Inc.	36,268
2,553	Sterling Construction Co., Inc.*	33,802
		101,922
	Consumer Finance – 0.51%
515	FirstCash, Inc.	42,451

	Diversified Consumer Services – 1.25%
412	H&R Block, Inc.	9,719
3,021	K12, Inc.*	95,192
		104,911
	Diversified Financial Services – 0.61%
1,106	Voya Financial, Inc.	51,352

	Electrical Equipment – 0.51%
253	Rockwell Automation, Inc.	42,889

	Electronic Equipment, Instruments & Components – 1.30%
778	CDW Corp.	64,784
793	Corning, Inc.	26,375
187	Tech Data Corp.*	17,883
		109,042
	Energy Equipment & Services – 0.35%
3,595	FTS International, Inc.*	29,299

	Food & Staples Retailing – 3.17%
1,018	CVS Health Corp.	66,730
2,388	Kroger Co.	67,652
533	US Foods Holding Corp.*	17,973
1,580	Walgreens Boots Alliance, Inc.	114,171
		266,526
	Food Products – 0.78%
3,026	Conagra Brands, Inc.	65,483

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Health Care Equipment & Supplies – 3.33%
1,637	CONMED Corp.	$115,163
1,066	Haemonetics Corp.*	105,438
277	IDEXX Laboratories, Inc.*	58,940
		279,541
	Health Care Providers & Services – 4.92%
79	Amedisys, Inc.*	10,362
205	Anthem, Inc.	62,115
324	Cardinal Health, Inc.	16,190
924	HCA Holdings, Inc.	128,833
195	Humana, Inc.	60,253
1,059	Premier, Inc. – Class A*	42,138
339	WellCare Health Plans, Inc.*	93,727
		413,618
	Health Care Technology – 0.35%
271	Veeva Systems, Inc. – Class A*	29,555

	Hotels, Restaurants & Leisure – 3.35%
1,149	BJ’s Restaurants, Inc.	57,255
1,657	Brinker International, Inc.	67,142
617	Marriott International, Inc. – Class A	70,665
918	Yum! Brands, Inc.	86,274
		281,336
	Household Durables – 0.99%
206	Helen of Troy Ltd.*#	23,904
2,126	PulteGroup, Inc.	59,124
		83,028
	Household Products – 1.32%
229	Church & Dwight Co., Inc.	14,796
999	Procter & Gamble Co.	96,374
		111,170
	Insurance – 2.09%
1,382	Aflac, Inc.	65,921
2,406	MetLife, Inc.	109,882
		175,803
	Internet & Direct Marketing Retail – 0.59%
1,479	eBay, Inc.*	49,768

	Internet Software & Services – 0.78%
2,221	Blucora, Inc.*	65,542

	IT Services – 5.14%
621	Broadridge Financial Solutions, Inc.	62,615
2,477	DXC Technology Co.	158,825

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	IT Services (Continued)
927	Perficient, Inc.*	$23,648
505	Total System Services, Inc.	45,253
988	Unisys Corp.*	12,923
367	Visa, Inc. – Class A	49,549
4,343	Western Union Co.	79,260
		432,073
	Life Sciences Tools & Services – 1.12%
415	IQVIA Holdings, Inc.*	53,539
165	Thermo Fisher Scientific, Inc.	40,536
		94,075
	Machinery – 1.43%
177	Allison Transmission Holdings, Inc.	8,615
927	Hillenbrand, Inc.	39,305
68	IDEX Corp.	9,374
630	Ingersoll–Rand PLC#	63,025
		120,319
	Media – 4.18%
214	Nexstar Media Group, Inc. – Class A	17,863
789	Omnicom Group, Inc.	61,447
3,936	Viacom, Inc. – Class B	115,797
1,402	Walt Disney Co.	156,351
		351,458
	Metals & Mining – 1.33%
4,418	Freeport-McMoRan, Inc.	51,426
990	Nucor Corp.	60,628
		112,054
	Multi-line Retail – 1.45%
888	Kohl’s Corp.	60,997
1,012	Macy’s, Inc.	26,615
474	Target Corp.	34,602
		122,214
	Oil, Gas & Consumable Fuels – 5.68%
1,492	ConocoPhillips	100,993
677	Marathon Petroleum Corp.	44,858
1,393	Peabody Energy Corp.	49,730
1,378	Phillips 66	131,475
3,171	Renewable Energy Group, Inc.*	91,642
668	Valero Energy Corp.	58,664
		477,362
	Paper & Forest Products – 1.17%
1,571	Boise Cascade Co.	43,155
2,238	Verso Corp. – Class A*	55,211
		98,366

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Personal Products – 0.92%
778	Herbalife Nutrition Ltd.*#	$46,447
240	Medifast, Inc.	30,537
		76,984
	Pharmaceuticals – 3.05%
216	Johnson & Johnson	28,745
1,156	Mallinckrodt PLC*#	25,270
1,383	Merck & Co., Inc.	102,937
2,350	Pfizer, Inc.	99,758
		256,710
	Professional Services – 1.36%
581	ASGN, Inc.*	36,597
282	FTI Consulting, Inc.*	19,266
882	ICF International, Inc.	58,141
		114,004
	Real Estate Management & Development – 0.65%
848	Altisource Portfolio Solutions SA*#	20,081
518	RMR Group, Inc. – Class A	34,193
		54,274
	Road & Rail – 1.49%
3,340	ArcBest Corp.	125,651

	Semiconductors & Semiconductor Equipment – 3.20%
684	Mellanox Technologies Ltd.*#	63,892
2,651	Micron Technology, Inc.*	101,321
838	NXP Semiconductors NV#	72,931
621	QUALCOMM, Inc.	30,752
		268,896
	Software – 6.57%
207	Adobe Systems, Inc.*	51,299
1,074	CDK Global, Inc.	52,529
2,062	Citrix Systems, Inc.	211,438
840	Intuit, Inc.	181,289
1,105	Oracle Corp.	55,504
		552,059
	Specialty Retail – 2.42%
1,882	Best Buy Co., Inc.	111,490
401	Caleres, Inc.	11,966
369	Genesco, Inc.*	16,671
1,137	Sally Beauty Holdings, Inc.*	19,579
1,181	Shoe Carnival, Inc.	43,555
		203,261
	Technology Hardware, Storage & Peripherals – 2.35%
4,458	Seagate Technology PLC#	197,400

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods – 1.65%
1,081	Deckers Outdoor Corp.*	$138,854

	Trading Companies & Distributors – 0.78%
221	W.W. Grainger, Inc.	65,281

	Wireless Telecommunication Services – 1.37%
1,035	Telephone & Data Systems, Inc.	37,488
1,119	T-Mobile U.S., Inc.*	77,905
		115,393
	Total Common Stocks (Cost $8,569,795)	8,402,484
	Total Investments in Securities (Cost $8,569,795) – 99.96%	8,402,484
	Other Assets in Excess of Liabilities – 0.04%	3,581
	Net Assets – 100.00%	$8,406,065

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments
at January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS – 99.81%
	Aerospace & Defense – 0.18%
225	Textron, Inc.	$11,977

	Airlines – 5.03%
2,329	Delta Air Lines, Inc.	115,122
2,910	Deutsche Lufthansa AG – ADR	73,608
8,899	International Consolidated Airlines Group SA – ADR	150,642
		339,372
	Auto Components – 1.78%
2,272	Magna International, Inc.#	120,212

	Automobiles – 4.51%
2,916	Honda Motor Co., Ltd. – ADR	87,684
1,942	Nissan Motor Co., Ltd. – ADR	33,140
15,639	Subaru Corp. – ADR	182,976
		303,800
	Capital Markets – 3.89%
1,929	Ameriprise Financial, Inc.	244,211
4,763	Nomura Holdings, Inc. – ADR	17,909
		262,120
	Chemicals – 4.86%
721	BASF SE – ADR	13,259
2,681	LyondellBasell Industries NV – Class A#	233,167
1,701	Sinopec Shanghai Petrochemical Co., Ltd. – ADR	81,376
		327,802
	Commercial Banks – 10.41%
3,148	Australia & New Zealand Banking Group Ltd. – ADR	57,231
15,272	Banco Santander Mexico SA Institucion de Banca
	Multiple Grupo Financiero Santand – ADR	113,776
6,915	BNP Paribas SA – ADR	163,229
346	Citigroup, Inc.	22,303
1,343	Fifth Third Bancorp	36,019
39,477	Societe Generale SA – ADR	246,337
1,561	Woori Financial Group, Inc. – ADR	63,064
		701,959
	Consumer Finance – 1.68%
1,085	Discover Financial Services	73,227
1,338	Synchrony Financial	40,194
		113,421
	Diversified Financial Services – 1.71%
1,535	ORIX Corp. – ADR	115,524

	Diversified Telecommunication Services – 2.81%
3,768	BT Group PLC – ADR	57,500

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Diversified Telecommunication Services (Continued)
2,391	Nippon Telegraph & Telephone Corp. – ADR	$102,909
2,575	Telstra Corp., Ltd. – ADR	29,033
		189,442
	Electronic Equipment, Instruments & Components – 0.27%
292	Hitachi Ltd. – ADR	18,376

	Food & Staples Retailing – 7.64%
10,094	Koninklijke Ahold Delhaize NV – ADR	265,624
4,655	Kroger Co.	131,876
1,628	Walgreens Boots Alliance, Inc.	117,639
		515,139
	Insurance – 8.72%
12,070	Aegon NV – ADR	62,402
1,212	Allianz SE – ADR	25,652
168	Allstate Corp.	14,762
6,864	Aviva PLC – ADR	75,435
3,626	AXA SA – ADR	84,123
46	Fairfax Financial Holdings Ltd.#	21,793
3,236	MetLife, Inc.	147,788
1,697	Prudential Financial, Inc.	156,362
		588,317
	IT Services – 0.61%
305	International Business Machines Corp.	40,998

	Media – 8.97%
3,231	Interpublic Group of Companies, Inc.	73,505
2,991	Omnicom Group, Inc.	232,939
10,137	Viacom, Inc. – Class B	298,231
		604,675
	Metals & Mining – 6.13%
1,391	ArcelorMittal – ADR	32,689
2,344	Freeport-McMoRan, Inc.	27,284
1,463	POSCO – ADR	88,102
4,562	Rio Tinto PLC – ADR	256,704
239	Steel Dynamics, Inc.	8,745
		413,524
	Multi-line Retail – 4.13%
2,027	Kohl’s Corp.	139,235
2,461	Macy’s, Inc.	64,724
1,022	Target Corp.	74,606
		278,565
	Office Electronics – 1.25%
2,933	Canon, Inc. – ADR	84,558

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels – 10.81%
2,787	China Petroleum & Chemical Corp. – ADR	$232,575
536	ENI S.p.A. – ADR	18,160
637	HollyFrontier Corp.	35,889
3,346	PJSC LUKOIL – ADR	268,349
366	Marathon Petroleum Corp.	24,251
8,531	Repsol YPF, SA – ADR	149,762
		728,986
	Paper & Forest Products – 1.01%
1,436	International Paper Co.	68,109

	Semiconductors & Semiconductor Equipment – 0.54%
216	Lam Research Corp.	36,629

	Specialty Retail – 2.61%
2,975	Best Buy Co., Inc.	176,239

	Technology Hardware, Storage & Peripherals – 1.46%
2,230	Seagate Technology PLC#	98,744

	Trading Companies & Distributors – 3.96%
819	Mitsui & Co., Ltd. – ADR	267,203

	Wireless Telecommunication Services – 4.84%
2,620	China Mobile Ltd. – ADR	137,471
5,020	Mobile TeleSystems – ADR	43,172
5,729	SK Telecom Co., Ltd. – ADR	145,459
		326,102
	Total Common Stocks (Cost $6,887,983)	6,731,793
	Total Investments in Securities (Cost $6,887,983) – 99.81%	6,731,793
	Other Assets in Excess of Liabilities – 0.19%	12,857
	Net Assets – 100.00%	$6,744,650

#	U.S. traded security of a foreign issuer.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at January 31, 2019 (Unaudited)

Country Allocation

Country	% of Net Assets
United States	36.1%
Japan	13.4%
Netherlands	8.3%
France	7.3%
United Kingdom	5.8%
China	4.6%
Russian Federation	4.6%
Spain	4.4%
Republic of Korea	4.4%
Canada	2.1%
Hong Kong	2.0%
Mexico	1.7%
Germany	1.7%
Ireland	1.5%
Australia	1.3%
Luxembourg	0.5%
Italy	0.3%
100.0%

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments
at January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS – 98.61%
	Aerospace & Defense – 3.12%
52,772	Spirit AeroSystems Holdings, Inc. – Class A	$4,401,185
14,276	Textron, Inc.	759,912
		5,161,097
	Airlines – 3.23%
34,201	American Airlines Group, Inc.	1,223,370
28,005	Delta Air Lines, Inc.	1,384,287
31,331	United Continental Holdings, Inc.*	2,734,256
		5,341,913
	Biotechnology – 4.13%
9,635	AbbVie, Inc.	773,594
32,361	Amgen, Inc.	6,055,067
		6,828,661
	Capital Markets – 6.19%
60,962	Ameriprise Financial, Inc.	7,717,789
85,319	Franklin Resources, Inc.	2,526,296
		10,244,085
	Commercial Banks – 12.50%
85,700	Bank of America Corp.	2,439,879
23,884	BB&T Corp.	1,165,539
87,176	Citigroup, Inc.	5,619,365
16,586	Comerica, Inc.	1,305,982
218,723	Fifth Third Bancorp	5,866,151
227,202	Regions Financial Corp.	3,446,654
17,186	Wells Fargo & Co.	840,567
		20,684,137
	Communications Equipment – 5.70%
114,033	Cisco Systems, Inc.	5,392,621
155,882	Juniper Networks, Inc.	4,043,579
		9,436,200
	Consumer Finance – 4.46%
156,718	Ally Financial, Inc.	4,084,071
21,861	Discover Financial Services	1,475,399
60,772	Synchrony Financial	1,825,591
		7,385,061
	Containers & Packaging – 1.59%
66,794	Sealed Air Corp.	2,638,363

	Diversified Financial Services – 2.63%
93,782	Voya Financial, Inc.	4,354,298

	Electronic Equipment, Instruments & Components – 2.67%
90,178	Corning, Inc.	2,999,320
8,356	Rockwell Automation, Inc.	1,416,509
		4,415,829

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments (Continued)
at January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Food & Staples Retailing – 3.45%
132,231	Kroger Co.	$3,746,104
27,187	Walgreens Boots Alliance, Inc.	1,964,533
		5,710,637
	Food Products – 1.43%
109,190	Conagra Brands, Inc.	2,362,872

	Health Care Providers & Services – 1.70%
39,571	Cardinal Health, Inc.	1,977,363
14,825	DaVita, Inc.*	832,127
		2,809,490
	Hotels, Restaurants & Leisure – 6.15%
24,288	Marriott International, Inc. – Class A	2,781,705
16,090	Starbucks Corp.	1,096,373
67,080	Yum! Brands, Inc.	6,304,178
		10,182,256
	Household Durables – 0.67%
39,618	PulteGroup, Inc.	1,101,777

	Insurance – 5.84%
12,766	Aflac, Inc.	608,938
10,199	Aon PLC#	1,593,390
163,535	MetLife, Inc.	7,468,643
		9,670,971
	Internet & Direct Marketing Retail – 1.12%
55,114	eBay, Inc.*	1,854,586

	IT Services – 1.56%
141,555	Western Union Co.	2,583,379

	Machinery – 1.00%
18,827	Dover Corp.	1,653,575

	Media – 2.43%
2,892	Charter Communications, Inc. – Class A*	957,397
27,465	Walt Disney Co.	3,062,897
		4,020,294
	Multi-line Retail – 0.93%
22,523	Kohl’s Corp.	1,547,105

	Oil, Gas & Consumable Fuels – 10.12%
58,697	Anadarko Petroleum Corp.	2,778,129
46,697	ConocoPhillips	3,160,920
82,279	Marathon Petroleum Corp.	5,451,807

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments (Continued)
at January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
34,412	Phillips 66	$3,283,249
23,562	Valero Energy Corp.	2,069,215
		16,743,320
	Road & Rail – 2.72%
8,892	CSX Corp.	584,204
24,660	Union Pacific Corp.	3,922,666
		4,506,870
	Semiconductors & Semiconductor Equipment – 1.52%
3,042	Lam Research Corp.	515,862
6,176	NXP Semiconductors NV#	537,497
29,691	QUALCOMM, Inc.	1,470,298
		2,523,657
	Software – 5.33%
38,266	CDK Global, Inc.	1,871,590
62,211	Citrix Systems, Inc.	6,379,116
11,371	Oracle Corp.	571,165
		8,821,871
	Specialty Retail – 2.25%
49,535	Best Buy Co., Inc.	2,934,453
8,233	Lowe’s Companies, Inc.	791,685
		3,726,138
	Technology Hardware, Storage & Peripherals – 1.95%
72,853	Seagate Technology PLC#	3,225,931

	Tobacco – 0.89%
29,957	Altria Group, Inc.	1,478,378

	Trading Companies & Distributors – 1.33%
52,352	HD Supply Holdings, Inc.*	2,195,643
	Total Common Stocks (Cost $170,669,419)	163,208,394
	Total Investments in Securities (Cost $170,669,419) – 98.61%	163,208,394
	Other Assets in Excess of Liabilities – 1.39%	2,308,527
	Net Assets – 100.00%	$165,516,921

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments
at January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS – 99.66%
	Aerospace & Defense – 0.22%
1,643	Vectrus, Inc.*	$41,387

	Airlines – 0.68%
4,095	Hawaiian Holdings, Inc.	131,122

	Auto Components – 1.08%
3,279	American Axle & Manufacturing Holdings, Inc.*	48,464
5,471	Tower International, Inc.	159,151
		207,615
	Building Products – 2.17%
7,602	Armstrong Flooring, Inc.*	102,779
8,112	Continental Building Products, Inc.*	213,670
6,289	Quanex Building Products Corp.	98,423
		414,872
	Capital Markets – 3.25%
2,825	Artisan Partners Asset Management, Inc. – Class A	65,879
8,961	GAIN Capital Holdings, Inc.	57,978
3,230	Oppenheimer Holdings, Inc. – Class A	86,984
24,084	Waddell & Reed Financial, Inc. – Class A	412,318
		623,159
	Chemicals – 2.99%
1,458	AdvanSix, Inc.*	46,131
10,631	FutureFuel Corp.	194,654
3,194	Stepan Co.	280,848
3,154	Tredegar Corp.	51,442
		573,075
	Commercial Banks – 4.89%
3,264	Flushing Financial Corp.	72,396
23,893	Hilltop Holdings, Inc.	439,870
23,832	Hope Bancorp, Inc.	341,036
4,000	Opus Bank	83,600
		936,902
	Commercial Services & Supplies – 3.01%
2,804	ACCO Brands Corp.	24,759
4,514	Deluxe Corp.	212,023
5,468	Ennis, Inc.	108,485
5,475	Herman Miller, Inc.	187,409
6,076	Pitney Bowes, Inc.	43,808
		576,484
	Communications Equipment – 0.91%
2,392	InterDigital, Inc.	174,161

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Construction & Engineering – 2.56%
5,009	EMCOR Group, Inc.	$326,737
12,294	Sterling Construction Co, Inc.*	162,773
		489,510
	Consumer Finance – 1.16%
4,222	Nelnet, Inc. – Class A	222,077

	Diversified Consumer Services – 0.79%
4,790	K12, Inc.*	150,933

	Diversified Financial Services – 0.39%
3,820	Cannae Holdings, Inc.*	73,879

	Electrical Equipment – 1.97%
6,578	Atkore International Group, Inc. – Class I*	152,544
2,061	EnerSys, Inc.	175,721
880	Preformed Line Products Co.	48,840
		377,105
	Electronic Equipment, Instruments & Components – 6.67%
1,665	Belden, Inc.	89,261
3,508	Fabrinet*#	199,395
3,171	Kimball Electronics, Inc.*	51,275
3,130	Sanmina Corp.*	97,719
638	SYNNEX Corp.	61,733
3,509	Tech Data Corp.*	335,566
13,905	TTM Technologies, Inc.*	159,629
14,452	Vishay Intertechnology, Inc.	281,814
		1,276,392
	Energy Equipment & Services – 2.68%
6,755	FTS International, Inc.*	55,053
13,703	Keane Group, Inc.*	138,126
4,929	Liberty Oilfield Services, Inc. – Class A	74,970
11,097	Mammoth Energy Services, Inc.	245,577
		513,726
	Food & Staples Retailing – 2.32%
5,060	Ingles Markets, Inc. – Class A	144,412
6,178	Weis Markets, Inc.	299,757
		444,169
	Food Products – 2.33%
2,430	Cal-Maine Foods, Inc.	102,497
5,078	Pilgrim’s Pride Corp.*	102,880
1,955	Sanderson Farms, Inc.	240,660
		446,037

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Health Care Providers & Services – 2.83%
2,531	National HealthCare Corp.	$203,315
15,212	Patterson Companies, Inc.	339,075
		542,390
	Hotels, Restaurants & Leisure – 3.15%
2,937	Bloomin’ Brands, Inc.	54,129
12,052	Brinker International, Inc.	488,347
1,333	Cheesecake Factory, Inc.	59,825
		602,301
	Household Durables – 1.46%
2,831	Hooker Furniture Corp.	81,448
3,384	La-Z-Boy, Inc.	100,234
8,652	ZAGG, Inc.*	97,075
		278,757
	Insurance – 6.09%
672	American National Insurance Co.	93,536
6,595	CNA Financial Corp.	302,447
1,522	FBL Financial Group, Inc. – Class A	106,875
5,846	FedNat Holding Co.	105,871
2,349	HCI Group, Inc.	111,296
666	Primerica, Inc.	74,838
1,594	Protective Insurance Corp. – Class B	29,377
646	Stewart Information Services Corp.	28,715
8,306	Universal Insurance Holdings, Inc.	313,302
		1,166,257
	Internet & Direct Marketing Retail – 0.45%
5,424	1-800-Flowers.com, Inc. – Class A*	86,513

	IT Services – 1.95%
5,504	Sykes Enterprises, Inc.*	151,745
16,978	Unisys Corp.*	222,072
		373,817
	Leisure Products – 0.38%
1,339	Sturm Ruger & Co., Inc.	72,949

	Machinery – 2.15%
2,285	Global Brass & Copper Holdings, Inc.	69,098
1,271	Hurco Companies, Inc.	48,743
1,217	Hyster-Yale Materials Handling, Inc.	84,691
7,207	Meritor, Inc.*	149,041
4,273	Wabash National Corp.	59,566
		411,139
	Media – 2.28%
8,955	National CineMedia, Inc.	61,879
1,091	Nexstar Media Group, Inc. – Class A	91,066

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Media (Continued)
7,031	Sinclair Broadcast Group, Inc. – Class A	$216,625
5,743	TEGNA, Inc.	67,423
		436,993
	Metals & Mining – 2.96%
6,800	Schnitzer Steel Industries, Inc. – Class A	164,560
9,190	SunCoke Energy, Inc.*	103,296
7,937	Worthington Industries, Inc.	299,463
		567,319
	Multi-line Retail – 1.03%
2,964	Dillard’s, Inc. – Class A	197,966

	Oil, Gas & Consumable Fuels – 6.80%
8,243	CONSOL Energy, Inc.*	292,874
1,448	Contura Energy, Inc.*	93,222
1,641	CVR Energy, Inc.	65,886
8,185	Peabody Energy Corp.	292,204
10,352	Renewable Energy Group, Inc.*	299,173
1,538	REX American Resources Corp.*	112,166
29,161	W&T Offshore, Inc.*	146,971
		1,302,496
	Paper & Forest Products – 2.70%
4,140	Boise Cascade Co.	113,726
4,842	Schweitzer-Mauduit International, Inc.	155,234
10,089	Verso Corp. – Class A*	248,896
		517,856
	Personal Products – 0.50%
2,383	Edgewell Personal Care Co.*	94,009
16	USANA Health Sciences, Inc.*	1,874
		95,883
	Pharmaceuticals – 3.48%
21,506	Innoviva, Inc.*	367,753
10,968	Mallinckrodt PLC*#	239,760
8,782	SIGA Technologies, Inc.*	59,542
		667,055
	Professional Services – 3.48%
2,768	FTI Consulting, Inc.*	189,110
1,893	ICF International, Inc.	124,787
8,656	Kforce, Inc.	284,003
2,787	TrueBlue, Inc.*	67,975
		665,875
	Real Estate Management & Development – 2.51%
7,125	Altisource Portfolio Solutions SA*#	168,720
2,751	RE/MAX Holdings, Inc. – Class A	114,772

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Real Estate Management & Development (Continued)
2,993	RMR Group, Inc. – Class A	$197,568
		481,060
	Road & Rail – 2.04%
10,378	ArcBest Corp.	390,420

	Semiconductors & Semiconductor Equipment – 3.87%
6,418	Amkor Technology, Inc.*	51,344
12,313	Cirrus Logic, Inc.*	457,428
5,906	Nanometrics, Inc.*	180,664
4,790	Photronics, Inc.*	51,205
		740,641
	Specialty Retail – 5.28%
4,075	Aaron’s, Inc.	203,994
9,556	Abercrombie & Fitch Co. – Class A	207,079
3,235	American Eagle Outfitters, Inc.	68,323
3,993	Caleres, Inc.	119,151
2,654	Genesco, Inc.*	119,908
7,918	Shoe Carnival, Inc.	292,016
		1,010,471
	Textiles, Apparel & Luxury Goods – 0.90%
19,168	Vera Bradley, Inc.*	171,554

	Thrifts & Mortgage Finance – 1.31%
3,545	Federal Agricultural Mortgage Corp. – Class C	250,809

	Tobacco – 1.12%
3,705	Universal Corp.	213,778

	Trading Companies & Distributors – 0.87%
7,354	BMC Stock Holdings, Inc.*	126,195
4,399	Foundation Building Materials, Inc.*	40,207
		166,402
	Total Common Stocks (Cost $19,503,661)	19,083,306
	Total Investments in Securities (Cost $19,503,661) – 99.66%	19,083,306
	Other Assets in Excess of Liabilities – 0.34%	64,216
	Net Assets – 100.00%	$19,147,522

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments
at January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS – 98.18%
	Aerospace & Defense – 2.86%
721	Axon Enterprise, Inc.*	$36,778
668	Curtiss-Wright Corp.	75,831
557	HEICO Corp.	47,066
1,256	National Presto Industries, Inc.	150,243
191	Teledyne Technologies, Inc.*	42,826
		352,744
	Auto Components – 0.44%
1,114	Standard Motor Products, Inc.	54,764

	Beverages – 0.76%
375	Boston Beer Co., Inc. – Class A*	93,435

	Biotechnology – 2.64%
195	Emergent BioSolutions, Inc.*	12,166
663	Enanta Pharmaceuticals, Inc.*	52,662
961	Genomic Health, Inc.*	72,853
1,092	Ligand Pharmaceuticals, Inc.*	128,965
929	Osiris Therapeutics, Inc.*	13,684
793	Repligen Corp.*	45,209
		325,539
	Building Products – 1.22%
532	Armstrong World Industries, Inc.	36,197
1,077	Continental Building Products, Inc.*	28,368
5,154	PGT Innovations, Inc.*	85,763
		150,328
	Capital Markets – 1.41%
1,361	Federated Investors, Inc. – Class B	35,563
1,564	Houlihan Lokey, Inc.	69,191
1,451	SEI Investments Co.	68,981
		173,735
	Chemicals – 3.52%
1,818	Balchem Corp.	150,930
6,221	FutureFuel Corp.	113,907
404	Quaker Chemical Corp.	82,602
1,170	Westlake Chemical Corp.	86,463
		433,902
	Commercial Banks – 1.83%
828	Bank of N.T. Butterfield & Son Ltd.#	29,021
376	Commerce Bancshares, Inc.	22,485
1,317	First Financial Bankshares, Inc.	80,469
292	SVB Financial Group*	68,147
413	Westamerica Bancorporation	25,879
		226,001

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Commercial Services & Supplies – 3.16%
1,814	Brady Corp. – Class A	$81,104
1,940	Casella Waste Systems, Inc. – Class A*	58,433
296	Clean Harbors, Inc.*	17,526
1,255	Copart, Inc.*	63,541
2,406	Rollins, Inc.	89,599
1,443	Tetra Tech, Inc.	79,639
		389,842
	Communications Equipment – 1.19%
3,495	Ciena Corp.*	133,125
535	Juniper Networks, Inc.	13,878
		147,003
	Construction & Engineering – 1.73%
2,601	Comfort Systems USA, Inc.	124,770
8,476	Great Lakes Dredge & Dock Corp.*	59,925
437	Jacobs Engineering Group, Inc.	28,318
		213,013
	Consumer Finance – 0.74%
1,112	FirstCash, Inc.	91,662

	Containers & Packaging – 0.71%
1,529	Sonoco Products Co.	88,040

	Diversified Consumer Services – 1.39%
5,429	K12, Inc.*	171,068

	Diversified Financial Services – 1.07%
1,060	Morningstar, Inc.	131,599

	Diversified Telecommunication Services – 0.66%
8,977	Vonage Holdings Corp.*	81,780

	Electrical Equipment – 0.51%
1,487	Allied Motion Technologies, Inc.	62,692

	Electronic Equipment, Instruments & Components – 4.03%
310	CDW Corp.	25,814
762	Fabrinet*#	43,312
2,661	FLIR Systems, Inc.	130,070
1,823	Keysight Technologies, Inc.*	134,938
2,403	Park Electrochemical Corp.	54,740
2,182	Vishay Precision Group, Inc.*	72,944
199	Zebra Technologies Corp. – Class A*	34,546
		496,364

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Energy Equipment & Services – 0.23%
495	Helmerich & Payne, Inc.	$27,715

	Food Products – 1.20%
2,315	Darling Ingredients, Inc.*	49,240
1,309	Flowers Foods, Inc.	25,735
343	Lancaster Colony Corp.	54,561
318	TreeHouse Foods, Inc.*	18,558
		148,094
	Health Care Equipment & Supplies – 6.14%
3,725	CONMED Corp.	262,054
2,739	Haemonetics Corp.*	270,914
61	Hill-Rom Holdings, Inc.	6,101
270	Inogen, Inc.*	40,827
255	Integer Holdings Corp.*	20,652
6,185	Meridian Bioscience, Inc.	101,372
479	STERIS PLC#	54,635
		756,555
	Health Care Providers & Services – 4.34%
1,010	Amedisys, Inc.*	132,472
207	AMN Healthcare Services, Inc.*	13,412
369	Chemed Corp.	109,940
1,288	Encompass Health Corp.	86,090
215	National HealthCare Corp.	17,271
1,065	Premier, Inc. – Class A*	42,376
650	Providence Service Corp.*	41,691
332	WellCare Health Plans, Inc.*	91,791
		535,043
	Health Care Technology – 2.96%
6,990	HMS Holdings Corp.*	209,630
2,408	NextGen Healthcare, Inc.*	42,573
1,030	Veeva Systems, Inc. – Class A*	112,332
		364,535
	Hotels, Restaurants & Leisure – 5.63%
3,676	BJ’s Restaurants, Inc.	183,175
1,052	Brinker International, Inc.	42,627
1,011	Churchill Downs, Inc.	92,992
332	Cracker Barrel Old Country Store, Inc.	55,537
2,848	Denny’s Corp.*	50,381
1,016	Hyatt Hotels Corp. – Class A	71,029
1,093	Marcus Corp.	48,715
520	Nathan’s Famous, Inc.	35,100
988	Penn National Gaming, Inc.*	23,949
215	Texas Roadhouse, Inc.	13,081
410	Vail Resorts, Inc.	77,187
		693,773

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Household Durables – 1.93%
1,792	Helen of Troy Ltd.*#	$207,944
1,093	PulteGroup, Inc.	30,396
		238,340
	Insurance – 1.23%
351	Hanover Insurance Group, Inc.	40,028
179	Kemper Corp.	13,457
689	Old Republic International Corp.	13,883
2,237	Universal Insurance Holdings, Inc.	84,380
		151,748
	Internet Software & Services – 1.77%
1,254	Blucora, Inc.*	37,006
565	Envestnet, Inc.*	30,651
1,616	Etsy, Inc.*	88,314
4,281	TechTarget, Inc.*	62,075
		218,046
	IT Services – 6.28%
1,855	Broadridge Financial Solutions, Inc.	187,040
330	CACI International, Inc. – Class A*	55,169
6,566	EVERTEC, Inc.#	181,681
1,164	Jack Henry & Associates, Inc.	155,452
1,032	LiveRamp Holdings, Inc.*	44,830
780	MAXIMUS, Inc.	54,701
2,602	Perficient, Inc.*	66,377
2,260	Unisys Corp.*	29,561
		774,811
	Leisure Products – 0.39%
4,250	Clarus Corp.	47,558

	Life Sciences Tools & Services – 2.63%
1,078	Bio-Techne Corp.	188,068
3,407	Luminex Corp.	95,021
430	Medpace Holdings, Inc.*	27,692
783	NeoGenomics, Inc.*	13,013
		323,794
	Machinery – 3.69%
1,604	Allison Transmission Holdings, Inc.	78,067
1,135	Blue Bird Corp.*	22,552
1,910	Donaldson Co., Inc.	90,305
809	ESCO Technologies, Inc.	52,674
1,034	Gorman-Rupp Co.	35,725
651	Graco, Inc.	28,208
1,203	Hillenbrand, Inc.	51,007
700	IDEX Corp.	96,502
		455,040

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Media – 2.17%
1,730	John Wiley & Sons, Inc. – Class A	$89,579
537	Nexstar Media Group, Inc. – Class A	44,823
1,617	World Wrestling Entertainment, Inc. – Class A	133,144
		267,546
	Metals & Mining – 0.39%
654	Steel Dynamics, Inc.	23,930
851	Warrior Met Coal, Inc.	24,449
		48,379
	Multi-line Retail – 1.21%
1,629	Kohl’s Corp.	111,896
470	Ollie’s Bargain Outlet Holdings, Inc.*	36,740
		148,636
	Oil, Gas & Consumable Fuels – 1.55%
529	Continental Resources, Inc.*	24,424
1,374	CVR Energy, Inc.	55,166
2,437	Evolution Petroleum Corp.	18,204
314	HollyFrontier Corp.	17,691
2,622	Renewable Energy Group, Inc.*	75,776
		191,261
	Paper & Forest Products – 0.68%
1,006	Boise Cascade Co.	27,635
2,295	Verso Corp. – Class A*	56,618
		84,253
	Personal Products – 0.61%
865	Herbalife Ltd.*#	51,640
282	Inter Parfums, Inc.	18,742
42	Medifast, Inc.	5,344
		75,726
	Pharmaceuticals – 1.68%
7,082	Endo International PLC*#	69,050
2,360	Horizon Pharma PLC*#	50,716
5,104	Innoviva, Inc.*	87,278
		207,044
	Professional Services – 2.38%
1,165	ASGN, Inc.*	73,383
2,567	CBIZ, Inc.*	50,313
581	FTI Consulting, Inc.*	39,694
2,298	Kforce, Inc.	75,397
850	Robert Half International, Inc.	54,766
		293,553
	Real Estate Management & Development – 1.26%
163	Jones Lang LaSalle, Inc.	23,376
1,812	Marcus & Millichap, Inc.*	71,755
911	RMR Group, Inc. – Class A	60,135
		155,266

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Road & Rail – 0.71%
1,489	Marten Transport Ltd.	$28,812
435	Old Dominion Freight Line, Inc.	59,130
		87,942
	Semiconductors & Semiconductor Equipment – 2.11%
1,589	Marvell Technology Group Ltd.#	29,444
1,421	Mellanox Technologies Ltd.*#	132,736
3,796	ON Semiconductor Corp.*	76,072
1,994	Photronics, Inc.*	21,316
		259,568
	Software – 7.87%
1,118	ACI Worldwide, Inc.*	33,048
2,377	AppFolio, Inc. – Class A*	150,488
1,757	Aspen Technology, Inc.*	169,779
1,292	Bottomline Technologies (DE), Inc.*	66,732
2,256	Fortinet, Inc.*	172,742
1,722	Progress Software Corp.	62,388
2,759	PTC, Inc.*	233,936
1,583	SS&C Technologies Holdings, Inc.	81,509
		970,622
	Specialty Retail – 2.68%
1,242	American Eagle Outfitters, Inc.	26,231
879	America’s Car-Mart, Inc.*	61,495
996	Burlington Stores, Inc.*	171,023
2,774	Cato Corp. – Class A	41,194
784	Rent-A-Center, Inc.*	13,720
107	Winmark Corp.	16,494
		330,157
	Textiles, Apparel & Luxury Goods – 2.56%
190	Carter’s, Inc.	15,751
535	Columbia Sportswear Co.	47,717
2,173	Crocs, Inc.*	62,409
969	Deckers Outdoor Corp.*	124,468
370	Oxford Industries, Inc.	28,335
322	Ralph Lauren Corp.	37,397
		316,077
	Thrifts & Mortgage Finance – 0.26%
1,555	PennyMac Financial Services, Inc.	32,157

	Trading Companies & Distributors – 0.22%
945	BlueLinx Holdings, Inc.*	27,547

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 1.55%
3,755	Telephone & Data Systems, Inc.	$136,006
967	United States Cellular Corp.*	55,680
		191,686
	Total Common Stocks (Cost $12,233,102)	12,105,983
	Total Investments in Securities (Cost $12,233,102) – 98.18%	12,105,983
	Other Assets in Excess of Liabilities – 1.82%	223,907
	Net Assets – 100.00%	$12,329,890

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

(This Page Intentionally Left Blank.)

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities
at January 31, 2019 (Unaudited)

	All Cap	Enhanced	Market Leaders
	Core Fund	Dividend Fund	Value Fund
ASSETS
Investments in securities, at value (cost $8,569,795,
$6,887,983 and $170,669,419, respectively)	$8,402,484	$6,731,793	$163,208,394
Cash	51,251	34,349	1,047,977
Receivables:
Fund shares issued	31,234	—	1,281,834
Dividends	5,447	1,924	86,996
Due from Advisor (Note 4)	37,711	16,990	—
Dividend tax reclaim	—	30,300	1,056
Prepaid expenses	419	423	18,246
Total assets	8,528,546	6,815,779	165,644,503
LIABILITIES
Payables:
Fund shares redeemed	29,102	26,942	21,779
Administration fees	12,818	9,030	8,997
Audit fees	11,549	10,037	10,037
Transfer agent fees and expenses	12,912	5,891	12,020
Due to Advisor (Note 4)	—	—	56,155
Custody fees	2,361	1,460	1,725
Legal fees	1,259	921	908
Fund accounting fees	12,608	8,084	8,358
Chief Compliance Officer fee	2,287	2,287	2,287
12b-1 distribution fees	19,158	—	—
Trustee fees and expenses	172	222	—
Shareholder reporting	10,088	2,626	3,856
Accrued other expenses	8,167	3,629	1,460
Total liabilities	122,481	71,129	127,582
NET ASSETS	$8,406,065	$6,744,650	$165,516,921

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities (Continued)
at January 31, 2019 (Unaudited)

	All Cap	Enhanced	Market Leaders
	Core Fund	Dividend Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$1,101,802	—	—
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	115,247	—	—
Net asset value and redemption price per share	$9.56	—	—
Maximum offering price per share
(Net asset value per share divided by 94.75%)	$10.09	—	—
Class C Shares
Net assets applicable to shares outstanding	$2,935,057	—	—
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	328,329	—	—
Net asset value and offering price per share (Note 1)	$8.94	—	—
Class I Shares
Net assets applicable to shares outstanding	$4,369,206	$6,744,650	$165,516,921
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	465,318	610,204	13,172,619
Net asset value, offering
and redemption price per share	$9.39	$11.05	$12.57

COMPONENTS OF NET ASSETS
Paid-in capital	$9,910,748	$25,224,770	$176,903,816
Total distributable earnings	(1,504,683)	(18,480,120)	(11,386,895)
Net assets	$8,406,065	$6,744,650	$165,516,921

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities (Continued)
at January 31, 2019 (Unaudited)

	Small Cap	Small/Mid Cap
	Value Fund	Growth Fund
ASSETS
Investments in securities, at value
(cost $19,503,661 and $12,233,102, respectively)	$19,083,306	$12,105,983
Cash	67,629	139,401
Receivables:
Securities sold	—	26,070
Fund shares issued	9,462	141,475
Dividends	16,829	1,449
Due from Advisor (Note 4)	3,196	7,340
Dividend tax reclaim	415	—
Prepaid expenses	9,756	435
Total assets	19,190,593	12,422,153
LIABILITIES
Payables:
Fund shares redeemed	—	44,420
Administration fees	9,195	9,263
Audit fees	10,037	10,037
Transfer agent fees and expenses	5,221	6,986
Custody fees	3,152	2,889
Legal fees	588	859
Fund accounting fees	9,054	9,464
Chief Compliance Officer fee	2,287	2,287
Trustee fees and expenses	177	208
Shareholder reporting	1,416	1,534
Accrued other expenses	1,944	4,316
Total liabilities	43,071	92,263
NET ASSETS	$19,147,522	$12,329,890

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities (Continued)
at January 31, 2019 (Unaudited)

	Small Cap	Small/Mid Cap
	Value Fund	Growth Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Class I Shares
Net assets applicable to shares outstanding	$19,147,522	$12,329,890
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	1,557,757	961,555
Net asset value, offering and redemption price per share	$12.29	$12.82

COMPONENTS OF NET ASSETS
Paid-in capital	$20,444,741	$13,325,435
Total distributable earnings	(1,297,219)	(995,545)
Net assets	$19,147,522	$12,329,890

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Operations
For the Six Months Ended January 31, 2019 (Unaudited)

	All Cap	Enhanced	Market Leaders
	Core Fund	Dividend Fund	Value Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees of $7, $12,270, and $0, respectively)	$92,589	$141,799	$1,802,651
Total income	92,589	141,799	1,802,651
Expenses
Advisory fees (Note 4)	26,926	30,291	333,102
Registration fees	26,297	9,951	13,602
Administration fees (Note 4)	25,653	17,840	17,771
Fund accounting fees (Note 4)	25,567	16,312	16,577
Transfer agent fees and expenses (Note 4)	24,150	10,519	34,705
12b-1 distribution fees – Class A (Note 5)	1,499	—	—
12b-1 distribution fees – Class C (Note 5)	17,494	—	—
Audit fees	12,150	10,637	10,637
Trustee fees and expenses	7,423	7,456	8,160
Custody fees (Note 4)	5,549	4,113	9,051
Chief Compliance Officer fee (Note 4)	4,537	4,537	4,537
Legal fees	4,109	3,766	3,653
Miscellaneous expense	3,789	3,228	4,381
Reports to shareholders	1,690	705	5,752
Insurance expense	831	837	451
Total expenses	187,664	120,192	462,379
Advisory fee waiver and expense
reimbursement (Note 4)	(139,297)	(74,057)	—
Net expenses	48,367	46,135	462,379
Net investment income	44,222	95,664	1,340,272
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS
Net realized gain/(loss) on investments	452,149	(25,949)	(975,722)
Net change in unrealized appreciation/(depreciation)
on investments	(1,465,245)	(1,071,434)	(15,044,114)
Net realized and unrealized loss on investments	(1,013,096)	(1,097,383)	(16,019,836)
Net decrease in net assets
resulting from operations	$(968,874)	$(1,001,719)	$(14,679,564)

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Operations (Continued)
For the Six Months Ended January 31, 2019 (Unaudited)

	Small Cap	Small/Mid Cap
	Value Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees of $22 and $0, respectively)	$156,527	$72,166
Total income	156,527	72,166
Expenses
Advisory fees (Note 4)	80,084	47,124
Registration fees	12,051	11,260
Administration fees (Note 4)	18,111	18,418
Fund accounting fees (Note 4)	17,859	18,779
Transfer agent fees and expenses (Note 4)	12,231	12,786
Audit fees	10,637	10,637
Trustee fees and expenses	7,482	7,493
Custody fees (Note 4)	9,287	6,097
Chief Compliance Officer fee (Note 4)	4,538	4,537
Legal fees	3,514	3,678
Miscellaneous expense	3,175	3,256
Reports to shareholders	642	1,150
Insurance expense	2	862
Total expenses	179,613	146,077
Advisory fee waiver and expense reimbursement (Note 4)	(84,467)	(52,614)
Net expenses	95,146	93,463
Net investment income/(loss)	61,381	(21,297)
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(872,252)	(3,360)
Net change in unrealized appreciation/(depreciation)
on investments	(1,683,898)	(2,254,600)
Net realized and unrealized loss on investments	(2,556,150)	(2,257,960)
Net decrease in net assets resulting from operations	$(2,494,769)	$(2,279,257)

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2019	Year Ended
	(Unaudited)	July 31, 2018
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$44,222	$159,989
Net realized gain on investments	452,149	4,164,222
Net change in unrealized appreciation/(depreciation)
on investments	(1,465,245)	(2,459,490)
Net increase/(decrease) in net assets
resulting from operations	(968,874)	1,864,721

DISTRIBUTIONS TO SHAREHOLDERS
Class A Shares	(229,230)	(376,283)
Class C Shares	(596,020)	(1,335,697)
Class I Shares	(1,008,493)	(2,567,606)
Total distributions to shareholders	(1,833,743)	(4,279,586)*

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	269,360	(3,846,141)
Total decrease in net assets	(2,533,257)	(6,261,006)

NET ASSETS
Beginning of period	10,939,322	17,200,328
End of period	$8,406,065	$10,939,322

*	Includes net investment income distributions of $211,137 and net realized gain distributions of $4,068,449.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Statements of Changes in Net Assets (Continued)

(a)	A summary of share transactions is as follows:

	Six Months Ended
	January 31, 2019	Year Ended
	(Unaudited)	July 31, 2018
Class A Shares
Net proceeds from shares sold	$20,587	$498,736
Distributions reinvested	213,563	339,562
Payment for shares redeemed	(64,944)	(1,252,243)+
Net increase/(decrease) in net assets from capital share transactions	$169,206	$(413,945)
+ Net of redemption fees of	$—	$311

Class C Shares
Net proceeds from shares sold	$125,000	$298,612
Distributions reinvested	581,959	1,230,612
Payment for shares redeemed	(844,078)	(2,580,604)
Net decrease in net assets from capital share transactions	$(137,119)	$(1,051,380)

Class I Shares
Net proceeds from shares sold	$178,587	$1,001,924
Distributions reinvested	857,977	2,223,546
Payment for shares redeemed	(799,291)	(5,606,286)+
Net increase/(decrease) in net assets from capital share transactions	$237,273	$(2,380,816)
+ Net of redemption fees of	$—	$167
	$269,360	$(3,846,141)

Class A Shares
Shares sold	1,907	37,261
Shares issued on reinvestment of distributions	23,063	27,833
Shares redeemed	(5,669)	(82,900)
Net increase/(decrease) in shares outstanding	19,301	(17,806)

Class C Shares
Shares sold	15,451	24,323
Shares issued on reinvestment of distributions	67,123	106,362
Shares redeemed	(71,687)	(171,642)
Net increase/(decrease) in shares outstanding	10,887	(40,957)

Class I Shares
Shares sold	16,369	70,241
Shares issued on reinvestment of distributions	94,387	184,833
Shares redeemed	(75,370)	(393,122)
Net increase/(decrease) in shares outstanding	35,386	(138,048)
	65,574	(196,811)

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2019	Year Ended
	(Unaudited)	July 31, 2018
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$95,664	$318,016
Net realized gain/(loss) on investments	(25,949)	1,621,815
Net change in unrealized appreciation/(depreciation)
on investments	(1,071,434)	(459,696)
Net increase/(decrease) in net assets
resulting from operations	(1,001,719)	1,480,135

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(108,369)	(312,443)
Total distributions to shareholders	(108,369)	(312,443)*

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(2,776,366)	(1,731,139)
Total decrease in net assets	(3,886,454)	(563,447)

NET ASSETS
Beginning of period	10,631,104	11,194,551
End of period	$6,744,650	$10,631,104 **

(a)	A summary of share transactions is as follows:

Class I Shares
Net proceeds from shares sold	$297,184	$723,874
Distributions reinvested	66,445	192,395
Payment for shares redeemed	(3,139,995)+	(2,647,408)+
Net decrease in net assets from capital share transactions	$(2,776,366)	$(1,731,139)
+ Net of redemption fees of	$1,937	$14

Class I Shares
Shares sold	26,189	62,395
Shares issued on reinvestment of distributions	5,977	16,189
Shares redeemed	(292,273)	(222,763)
Net decrease in shares outstanding	(260,107)	(144,179)

*	Includes distributions to shareholders from net investment income of $312,443.
**	Includes accumulated net investment income of $5,492.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2019	Year Ended
	(Unaudited)	July 31, 2018
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,340,272	$1,329,267
Net realized gain/(loss) on investments	(975,722)	7,313,426
Net change in unrealized appreciation/(depreciation)
on investments	(15,044,114)	2,077,259
Net increase/(decrease) in net assets
resulting from operations	(14,679,564)	10,719,952

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(10,856,602)	(2,475,130)
Total distributions to shareholders	(10,856,602)	(2,475,130	)*

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	51,005,104	74,967,760
Total increase in net assets	25,468,938	83,212,582

NET ASSETS
Beginning of period	140,047,983	56,835,401
End of period	$165,516,921	$140,047,983	**

(a)	A summary of share transactions is as follows:

Class I Shares
Net proceeds from shares sold	$72,472,125		$86,019,073
Distributions reinvested	9,266,959		1,754,095
Payment for shares redeemed	(30,733,980	)+	(12,805,408	)+
Net increase in net assets from capital share transactions	$51,005,104		$74,967,760
+ Net of redemption fees of	$26,460		$13,514

Class I Shares
Shares sold	5,359,996		5,961,235
Shares issued on reinvestment of distributions	765,864		124,847
Shares redeemed	(2,429,165)		(897,068)
Net increase in shares outstanding	3,696,695		5,189,014

*	Includes net investment income distributions of $849,782 and net realized gain distributions of $1,625,348.
**	Includes accumulated net investment income of $703,754.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2019	Year Ended
	(Unaudited)	July 31, 2018
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$61,381	$124,286
Net realized gain/(loss) on investments	(872,252)	849,116
Net change in unrealized appreciation/(depreciation)
on investments	(1,683,898)	568,862
Net increase/(decrease) in net assets
resulting from operations	(2,494,769)	1,542,264

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(717,120)	(474,161)
Total distributions to shareholders	(717,120)	(474,161	)*

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	4,027,098	10,002,875
Total increase in net assets	815,209	11,070,978

NET ASSETS
Beginning of period	18,332,313	7,261,335
End of period	$19,147,522	$18,332,313	**

(a)	A summary of share transactions is as follows:

Class I Shares
Net proceeds from shares sold	$7,483,724		$10,302,805
Distributions reinvested	533,855		410,973
Payment for shares redeemed	(3,990,481	)+	(710,903	)+
Net increase in net assets from capital share transactions	$4,027,098		$10,002,875
+ Net of redemption fees of	$7,884		$1,112

Class I Shares
Shares sold	578,511		743,928
Shares issued on reinvestment of distributions	45,396		30,854
Shares redeemed	(336,546)		(51,884)
Net increase in shares outstanding	287,361		722,898

*	Includes net investment income distributions of $67,293 and net realized gain distributions of $406,868.
**	Includes accumulated net investment income of $70,160.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2019	Year Ended
	(Unaudited)	July 31, 2018
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(21,297)	$(52,168)
Net realized gain/(loss) on investments	(3,360)	2,533,298
Net change in unrealized appreciation/(depreciation)
on investments	(2,254,600)	298,481
Net increase/(decrease) in net assets
resulting from operations	(2,279,257)	2,779,611

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(2,478,022)	(1,301,893)
Total distributions to shareholders	(2,478,022)	(1,301,893	)*

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(127,740)	1,069,261
Total increase/(decrease) in net assets	(4,885,019)	2,546,979

NET ASSETS
Beginning of period	17,214,909	14,667,930
End of period	$12,329,890	$17,214,909	**

(a)	A summary of share transactions is as follows:

Class I Shares
Net proceeds from shares sold	$997,336	$1,899,867
Distributions reinvested	1,390,762	741,243
Payment for shares redeemed	(2,515,838)+	(1,571,849)
Net increase/(decrease) in net assets from capital share transactions	$(127,740)	$1,069,261
+ Net of redemption fees of	$137	$—

Class I Shares
Shares sold	65,241	114,560
Shares issued on reinvestment of distributions	110,995	47,853
Shares redeemed	(197,549)	(94,736)
Net increase/(decrease) in shares outstanding	(21,313)	67,677

*	Includes net investment income distributions of $38,646 and net realized gain distributions of $1,263,247.
**	Includes accumulated net investment loss of $(32,393).

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class A Shares
	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2019		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$13.32		$16.85	$14.87	$15.91	$17.07	$15.98

Income from investment operations:
Net investment income†	0.08		0.17	0.20	0.18	0.17	0.12
Net realized and unrealized
gain/(loss) on investments	(1.37)		2.01	3.05	(0.01)	1.17	2.35
Total from investment operations	(1.29)		2.18	3.25	0.17	1.34	2.47

Less distributions:
From net investment income	(0.17)		(0.30)	(0.32)	(0.08)	(0.07)	(0.13)
From net realized
gain on investments	(2.30)		(5.41)	(0.95)	(1.16)	(2.43)	(1.25)
Total distributions	(2.47)		(5.71)	(1.27)	(1.24)	(2.50)	(1.38)

Redemption fees retained	—		0.00 †^	—	0.03 †	—	—

Net asset value, end of period	$9.56		$13.32	$16.85	$14.87	$15.91	$17.07

Total return	-9.12	%++	16.06%	22.78%	1.45%	8.19%	15.89%

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,102		$1,278	$1,916	$2,077	$2,379	$6,471

Ratio of expenses to average net assets:
Before fee waiver and expense
reimbursement/recoupment	3.71	%+	2.96%	2.01%	1.15%	1.03%	1.01%
After fee waiver and expense
reimbursement/recoupment	0.85	%+	0.85%	0.85%	0.85%	0.93%#	1.23%

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and expense
reimbursement/recoupment	(1.82	)%+	(0.91)%	0.13%	0.91%	0.93%	0.91%
After fee waiver and expense
reimbursement/recoupment	1.04	%+	1.20%	1.29%	1.21%	1.03%	0.69%

Portfolio turnover rate	36.76	%++	86.21%	60.54%	104.46%	81.23%	71.56%

+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 0.85%.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class C Shares
	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2019		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$12.63		$16.13	$14.30	$15.41	$16.68	$15.67

Income from investment operations:
Net investment income/(loss)†	0.02		0.12	0.08	0.07	0.04	(0.01)
Net realized and unrealized
gain/(loss) on investments	(1.29)		1.91	2.92	(0.02)	1.15	2.31
Total from investment operations	(1.27)		2.03	3.00	0.05	1.19	2.30

Less distributions:
From net investment income	(0.12)		(0.12)	(0.22)	—	(0.03)	(0.04)
From net realized
gain on investments	(2.30)		(5.41)	(0.95)	(1.16)	(2.43)	(1.25)
Total distributions	(2.42)		(5.53)	(1.17)	(1.16)	(2.46)	(1.29)

Redemption fees retained	—		—	—	—	—	0.00 †^

Net asset value, end of period	$8.94		$12.63	$16.13	$14.30	$15.41	$16.68

Total return	-9.45	%++	15.77%	21.83%	0.45%	7.40%	15.02%

Ratios/supplemental data:
Net assets, end of period (thousands)	$2,935		$4,009	$5,782	$8,521	$10,082	$10,139

Ratio of expenses to average net assets:
Before fee waiver and expense
reimbursement/recoupment	4.43	%+	3.31%	2.71%	1.90%	1.77%	1.76%
After fee waiver and expense
reimbursement/recoupment	1.60	%+	1.16%	1.60%	1.60%	1.67%#	1.98%

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and expense
reimbursement/recoupment	(2.55	)%+	(1.26)%	(0.54)%	0.17%	0.14%	0.18%
After fee waiver and expense
reimbursement/recoupment	0.28	%+	0.89%	0.57%	0.47%	0.24%	(0.04)%

Portfolio turnover rate	36.76	%++	86.21%	60.54%	104.46%	81.23%	71.56%

+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 1.60%.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2019		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$13.15		$16.73	$14.77	$15.84	$17.04	$15.95

Income from investment operations:
Net investment income†	0.07		0.22	0.24	0.21	0.20	0.16
Net realized and unrealized
gain/(loss) on investments	(1.34)		1.97	3.03	(0.01)	1.18	2.35
Total from investment operations	(1.27)		2.19	3.27	0.20	1.38	2.51

Less distributions:
From net investment income	(0.19)		(0.36)	(0.36)	(0.11)	(0.15)	(0.17)
From net realized
gain on investments	(2.30)		(5.41)	(0.95)	(1.16)	(2.43)	(1.25)
Total distributions	(2.49)		(5.77)	(1.31)	(1.27)	(2.58)	(1.42)

Redemption fees retained	—		0.00 †^	0.00 †^	0.00 †^	0.00 †^	0.00 †^

Net asset value, end of period	$9.39		$13.15	$16.73	$14.77	$15.84	$17.04

Total return	-9.01	%++	16.36%	23.14%	1.46%	8.49%	16.18%

Ratios/supplemental data:
Net assets, end of period (thousands)	$4,369		$5,652	$9,502	$65,615	$106,675	$119,470

Ratio of expenses to average net assets:
Before fee waiver and expense
reimbursement/recoupment	3.45	%+	2.72%	1.31%	0.90%	0.77%	0.76%
After fee waiver and expense
reimbursement/recoupment	0.60	%+	0.60%	0.60%	0.60%	0.67%#	0.98%

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and expense
reimbursement/recoupment	(1.55	)%+	(0.62)%	0.91%	1.15%	1.15%	1.18%
After fee waiver and expense
reimbursement/recoupment	1.30	%+	1.50%	1.62%	1.45%	1.25%	0.96%

Portfolio turnover rate	36.76	%++	86.21%	60.54%	104.46%	81.23%	71.56%

+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 0.60%.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2019		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$12.22		$11.03	$9.87	$9.97	$13.59	$11.96

Income from investment operations:
Net investment income†	0.11		0.34	0.29	0.34	0.38	0.72
Net realized and unrealized
gain/(loss) on investments	(1.15)		1.19	1.17	(0.10)	(2.78)	1.60
Total from investment operations	(1.04)		1.53	1.46	0.24	(2.40)	2.32

Less distributions:
From net investment income	(0.13)		(0.34)	(0.30)	(0.34)	(0.44)	(0.68)
From net realized
gain on investments	—		—	—	—	(0.78)	(0.01)
Total distributions	(0.13)		(0.34)	(0.30)	(0.34)	(1.22)	(0.69)

Redemption fees retained†^	0.00		0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$11.05		$12.22	$11.03	$9.87	$9.97	$13.59

Total return	-8.48	%++	14.03%	15.02%	2.74%	-18.11%	19.64%

Ratios/supplemental data:
Net assets, end of period (thousands)	$6,745		$10,631	$11,195	$19,980	$37,492	$127,799

Ratio of expenses to average net assets:
Before fee waiver and expense
reimbursement/recoupment	2.58	%+	2.20%	1.86%	1.40%	0.94%#	0.87%
After fee waiver and expense
reimbursement/recoupment	0.99	%+	0.99%	0.99%	0.99%	1.02%#	0.99%

Ratio of net investment income
to average net assets:
Before fee waiver and expense
reimbursement/recoupment	0.46	%+	1.65%	1.89%	3.23%	3.34%	5.64%
After fee waiver and expense
reimbursement/recoupment	2.05	%+	2.86%	2.76%	3.64%	3.26%	5.52%

Portfolio turnover rate	27.14	%++	64.04%	37.49%	47.61%	50.89%	45.47%

+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Includes expenses of Class A shares and Class C shares which converted to Class I shares on November 28, 2014.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months Ended				February 26, 2016*
	January 31, 2019		Year Ended	Year Ended	to
	(Unaudited)		July 31, 2018	July 31, 2017	July 31, 2016
Net asset value, beginning of period	$14.78		$13.26	$10.87	$10.00

Income from investment operations:
Net investment income†	0.09		0.22	0.22	0.08
Net realized and unrealized
gain/(loss) on investments	(1.41)		1.82	2.29	0.79
Total from investment operations	(1.32)		2.04	2.51	0.87

Less distributions:
From net investment income	(0.12)		(0.18)	(0.12)	—
From net realized
gain on investments	(0.77)		(0.34)	—	—
Total distributions	(0.89)		(0.52)	(0.12)	—

Redemption fees retained†^	0.00		0.00	0.00	0.00

Net asset value, end of period	$12.57		$14.78	$13.26	$10.87

Total return	-8.68	%++	15.58%	23.25%	8.70	%++

Ratios/supplemental data:
Net assets, end of
period (thousands)	$165,517		$140,048	$56,835	$15,284

Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	0.60	%+	0.74%	1.20%	2.98	%+
After fee waiver and
expense reimbursement	0.60	%+	0.65%	0.65%	0.65	%+

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and
expense reimbursement	1.73	%+	1.46%	1.23%	(0.63	)%+
After fee waiver and
expense reimbursement	1.73	%+	1.55%	1.78%	1.70	%+

Portfolio turnover rate	29.12	%++	50.95%	63.30%	2.32	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months Ended				February 26, 2016*
	January 31, 2019		Year Ended	Year Ended	to
	(Unaudited)		July 31, 2018	July 31, 2017	July 31, 2016
Net asset value, beginning of period	$14.43		$13.26	$10.90	$10.00

Income from investment operations:
Net investment income†	0.03		0.15	0.20	0.05
Net realized and unrealized
gain/(loss) on investments	(1.71)		1.74	2.31	0.84
Total from investment operations	(1.68)		1.89	2.51	0.89

Less distributions:
From net investment income	(0.06)		(0.10)	(0.15)	—
From net realized
gain on investments	(0.41)		(0.62)	—	—
Total distributions	(0.47)		(0.72)	(0.15)	—

Redemption fees retained	0.01	†	0.00 †^	0.00 †^	0.01	†

Net asset value, end of period	$12.29		$14.43	$13.26	$10.90

Total return	-11.41	%++	14.70%	23.04%	9.00	%++

Ratios/supplemental data:
Net assets, end of
period (thousands)	$19,148		$18,332	$7,261	$2,628

Ratio of expenses to average net assets:
Before expense reimbursement	1.87	%+	2.53%	4.80%	10.64	%+
After expense reimbursement	0.99	%+	0.99%	0.99%	0.99	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(0.24	)%+	(0.43)%	(2.21)%	(8.57	)%+
After expense reimbursement	0.64	%+	1.11%	1.60%	1.08	%+

Portfolio turnover rate	40.72	%++	67.10%	77.61%	19.10	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2019		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$17.51		$16.03	$13.96	$14.79	$15.54	$16.18

Income from investment operations:
Net investment income/(loss)†	(0.02)		(0.05)	0.04	0.05	0.09	0.00 ^
Net realized and unrealized
gain/(loss) on investments	(2.13)		2.99	2.07	0.05	1.11	1.76
Total from investment operations	(2.15)		2.94	2.11	0.10	1.20	1.76

Less distributions:
From net investment income	—		(0.04)	(0.04)	(0.05)	—	—
From net realized
gain on investments	(2.54)		(1.42)	—	(0.88)	(1.95)	(2.40)
Total distributions	(2.54)		(1.46)	(0.04)	(0.93)	(1.95)	(2.40)

Redemption fees retained	0.00	†^	—	0.00 †^	0.00 †^	0.00 †^	—

Net asset value, end of period	$12.82		$17.51	$16.03	$13.96	$14.79	$15.54

Total return	-11.93	%++	19.51%	15.17%	0.87%	8.54%	10.83%

Ratios/supplemental data:
Net assets, end of period (thousands)	$12,330		$17,215	$14,668	$14,303	$17,930	$7,516

Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	1.86	%+	1.83%	1.84%	1.83%	1.95%#	2.54%
After fee waiver and
expense reimbursement	1.19	%+	1.19%	1.19%	1.19%	1.19%#	1.19%

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and
expense reimbursement	(0.94	)%+	(0.97)%	(0.38)%	(0.30)%	(0.15)%	(1.34)%
After fee waiver and
expense reimbursement	(0.27	)%+	(0.33)%	0.27%	0.34%	0.61%	0.01%

Portfolio turnover rate	48.87	%++	84.81%	99.34%	90.41%	83.71%	98.91%

+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Includes expenses of Class A shares which converted to Class I shares on November 28, 2014.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Notes to Financial Statements
at January 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”), the O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund”), the O’Shaughnessy Market Leaders Value Fund (the “Market Leaders Value Fund”), the O’Shaughnessy Small Cap Value Fund (the “Small Cap Value Fund”) and the O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The All Cap Core Fund, Enhanced Dividend Fund and Small/Mid Cap Growth Fund, which are each diversified funds, began operations on August 16, 2010. The Market Leaders Value Fund and Small Cap Value Fund, which are each diversified funds, began operations on February 26, 2016. The investment objectives of the All Cap Core, Market Leaders Value, Small Cap Value and Small/Mid Cap Growth Funds are to seek long-term capital appreciation and the investment objective of the Enhanced Dividend Fund is to seek long-term capital appreciation and income.

The All Cap Core Fund currently offers Class A shares, Class C shares and Class I shares. The Enhanced Dividend Fund, Market Leaders Value Fund, Small Cap Value Fund and the Small/Mid Cap Growth Fund currently offer only Class I shares.

Class A shares may be subject to a 5.25% front-end sales load.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1.00% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.  Class C shares may be subject to a CDSC of 1.00% on redemptions held for one year or less after purchase.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Funds’ returns filed for open tax years 2016-2018, or expected to be taken in the Funds’ 2019 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The All Cap Core Fund, Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund distribute substantially all net investment income, if any, and net realized gains, if any, annually.  The Enhanced Dividend Fund distributes substantially all net investment income, if any, monthly, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2019 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody, and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.	Redemption Fee: The Funds charge a 2.00% redemption fee to shareholders who redeem shares held 90 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

G.
REITs: The Funds may invest in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

I.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of January 31, 2019, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2019 (Unaudited)

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Funds’ investments are carried at fair value. Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by a recognized independent pricing agent. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2019 (Unaudited)

NOTE 3 – SECURITIES VALUATION (Continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of January 31, 2019:

All Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$466,851	$—	$—	$466,851
Consumer Discretionary	1,028,012	—	—	1,028,012
Consumer Staples	502,267	—	—	502,267
Energy	506,661	—	—	506,661
Financials	1,245,907	—	—	1,245,907
Health Care	1,471,466	—	—	1,471,466
Industrials	944,176	—	—	944,176
Information Technology	1,762,034	—	—	1,762,034
Materials	420,836	—	—	420,836
Real Estate	54,274	—	—	54,274
Total Common Stocks	8,402,484	—	—	8,402,484
Total Investments in Securities	$8,402,484	$—	$—	$8,402,484

Enhanced Dividend Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,120,219	$—	$—	$1,120,219
Consumer Discretionary	878,816	—	—	878,816
Consumer Staples	515,139	—	—	515,139
Energy	728,985	—	—	728,985
Financials	1,781,341	—	—	1,781,341
Industrials	618,553	—	—	618,553
Information Technology	279,306	—	—	279,306
Materials	809,434	—	—	809,434
Total Common Stocks	6,731,793	—	—	6,731,793
Total Investments in Securities	$6,731,793	$—	$—	$6,731,793

Market Leaders Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$4,020,293	$—	$—	$4,020,293
Consumer Discretionary	18,411,862	—	—	18,411,862
Consumer Staples	9,551,886	—	—	9,551,886
Energy	16,743,319	—	—	16,743,319
Financials	52,338,553	—	—	52,338,553
Health Care	9,638,151	—	—	9,638,151
Industrials	20,275,608	—	—	20,275,608
Information Technology	29,590,359	—	—	29,590,359
Materials	2,638,363	—	—	2,638,363
Total Common Stocks	163,208,394	—	—	163,208,394
Total Investments in Securities	$163,208,394	$—	$—	$163,208,394

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2019 (Unaudited)

NOTE 3 – SECURITIES VALUATION (Continued)

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$436,993	$—	$—	$436,993
Consumer Discretionary	2,779,058	—	—	2,779,058
Consumer Staples	1,199,868	—	—	1,199,868
Energy	1,816,223	—	—	1,816,223
Financials	3,273,082	—	—	3,273,082
Health Care	1,209,446	—	—	1,209,446
Industrials	3,664,315	—	—	3,664,315
Information Technology	2,565,012	—	—	2,565,012
Materials	1,658,249	—	—	1,658,249
Real Estate	481,060	—	—	481,060
Total Common Stocks	19,083,306	—	—	19,083,306
Total Investments in Securities	$19,083,306	$—	$—	$19,083,306

Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$651,802	$—	$—	$651,802
Consumer Discretionary	2,039,970	—	—	2,039,970
Consumer Staples	317,256	—	—	317,256
Energy	218,976	—	—	218,976
Financials	843,908	—	—	843,908
Health Care	2,512,512	—	—	2,512,512
Industrials	2,032,701	—	—	2,032,701
Information Technology	2,679,019	—	—	2,679,019
Materials	654,573	—	—	654,573
Real Estate	155,266	—	—	155,266
Total Common Stocks	12,105,983	—	—	12,105,983
Total Investments in Securities	$12,105,983	$—	$—	$12,105,983

Refer to the Funds’ schedules of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at January 31, 2019, the end of the reporting period.  During the six months ended January 31, 2019, the Funds recognized no transfers between levels.

In August 2018, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended January 31, 2019, O’Shaughnessy Asset Management, LLC (the “Advisor”) provided the Funds with investment management services under an investment advisory agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly. The All Cap Core

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2019 (Unaudited)

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

Fund, Enhanced Dividend Fund and Small/Mid Cap Growth Fund pay fees calculated at an annual rate of 0.55%, 0.65% and 0.60%, respectively, based upon the average daily net assets of each Fund.  For the Market Leaders Value Fund, the fees are calculated at an annual rate of 0.55% of average daily net assets for the first $25 million of assets, 0.45% of the Fund’s average daily net assets for the next $75 million of assets, and 0.35% of the Fund’s average daily net assets in excess of $100 million. For the Small Cap Value Fund, effective November 28, 2018, the fees are calculated at an annual rate of 0.80% (previously 0.85%) of average daily net assets for the first $25 million of assets, 0.75% of the Fund’s average daily net assets for the next $75 million of assets, and 0.60% of the Fund’s average daily net assets in excess of $100 million.  For the six months ended January 31, 2019, the All Cap Core Fund, Enhanced Dividend Fund, Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund incurred $26,926, $30,291, $333,102, $80,084 and $47,124 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses. The Advisor has agreed to temporarily reduce, through at least November 27, 2019, fees payable to it by the All Cap Core Fund, and to pay Fund operating expenses (excluding acquired fund fees and expenses, taxes, interest expense and extraordinary expenses) to the extent necessary to limit the Fund’s aggregate annual operating expenses as follows:

	Class A	Class C	Class I
All Cap Core Fund	0.85%	1.60%	0.60%

	percent of average daily net assets

The Advisor has contractually, through at least November 27, 2019, agreed to reduce fees payable to it by the Enhanced Dividend Fund, the Market Leaders Value Fund, the Small Cap Value Fund and the Small/Mid Cap Growth Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses, taxes, interest expense and extraordinary expenses) to the extent necessary to limit the Funds’ aggregate annual operating expenses as follows:

Class I
Enhanced Dividend Fund	0.99%
Market Leaders Value Fund	0.65%
Small Cap Value Fund	0.99%
Small/Mid Cap Growth Fund	1.19%

percent of average daily net assets

The Advisor is not able to recoup the fees waived of $139,297 in the All Cap Core Fund, which are subject to the temporary expense limitation. Effective November 28, 2018, the Market Leaders Value Fund and the Small Cap Value Fund discontinued their temporary expense limitation agreements, therefore, any fees waived beginning November 28, 2018 will be subject to recapture. The Advisor is not able to recoup fees waived prior to November 28, 2018 of $0 and $55,557, respectively, for the Market Leaders Value Fund and the Small Cap Value Fund.

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Funds to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the six months ended January 31, 2019, the Advisor reduced its fees and/or made expense payments in the amount of $139,297, $74,057, $84,467 and $52,614 for the All Cap Core Fund, Enhanced Dividend Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund, respectively.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2019 (Unaudited)

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

Cumulative expenses subject to recapture and the date of expiration are as follows:

	7/31/19	7/31/20	8/1/20-7/31/21	8/1/21-1/31/22	Total
Enhanced Dividend Fund	$98,030	$123,137	$134,136	$74,057	$429,360
Small Cap Value Fund	—	—	—	28,910	28,910
Small/Mid Cap Growth Fund	93,949	96,308	99,587	52,614	342,458

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, serves as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended January 31, 2019, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The All Cap Core Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the All Cap Core Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the All Cap Core Fund’s Class A shares and up to 1.00% of the All Cap Core Fund’s Class C shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended January 31, 2019, the All Cap Core Fund paid the Distributor $1,499 and $17,494 for Class A and Class C shares, respectively.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Funds may pay servicing fees at an annual rate of 0.15% of the average daily net assets of each class. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the six months ended January 31, 2019, the All Cap Core Fund, Enhanced Dividend Fund, Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth did not accrue shareholder servicing fees.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2019 (Unaudited)

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2019, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
All Cap Core Fund	$3,563,741	$4,993,600
Enhanced Dividend Fund	2,471,294	5,154,382
Market Leaders Value Fund	85,798,923	44,113,544
Small Cap Value Fund	11,079,866	7,702,155
Small/Mid Cap Growth Fund	7,547,245	10,141,656

NOTE 8 – LINES OF CREDIT

The All Cap Core Fund, Enhanced Dividend Fund, Market Leaders Value Fund, and Small/Mid Cap Growth Fund each have lines of credit in the amount of $1,000,000.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended January 31, 2019, the Funds did not draw upon their lines of credit.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended January 31, 2019 and the year ended July 31, 2018 was as follows:

	January 31, 2019	July 31, 2018
All Cap Core Fund
Ordinary income	$124,297	$610,798
Long-term capital gains	1,709,446	3,668,788

Enhanced Dividend Fund
Ordinary income	108,369	312,443

Market Leaders Value Fund
Ordinary income	1,474,813	1,030,609
Long-term capital gains	9,381,789	1,444,521

Small Cap Value Fund
Ordinary income	97,740	67,293
Long-term capital gains	619,380	406,868

Small/Mid Cap Growth Fund
Ordinary income	—	38,646
Long-term capital gains	2,478,022	1,263,247

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2019 (Unaudited)

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

As of July 31, 2018, the Funds’ most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	All Cap Core	Enhanced	Market Leaders
	Fund	Dividend Fund	Value Fund
Cost of investments (a)	$9,549,598	$9,601,204	$129,977,957
Gross tax unrealized appreciation	1,552,338	1,397,360	12,016,332
Gross tax unrealized depreciation	(254,404)	(486,297)	(4,451,438)
Net tax unrealized appreciation (a)	1,297,934	911,063	7,564,894
Undistributed ordinary income	—	5,492	1,379,717
Undistributed long-term capital gain	—	—	5,204,660
Total distributable earnings	—	5,492	6,584,377
Other accumulated gains/(losses)	—	(18,286,587)	—
Total accumulated earnings/(losses)	$1,297,934	$(17,370,032)	$14,149,271

		Small Cap	Small/Mid Cap
		Value Fund	Growth Fund
Cost of investments (a)		$17,000,485	$14,831,606
Gross tax unrealized appreciation		1,958,937	2,583,263
Gross tax unrealized depreciation		(697,691)	(455,782)
Net tax unrealized appreciation (a)		1,261,246	2,127,481
Undistributed ordinary income		70,160	—
Undistributed long-term capital gain		583,264	1,666,646
Total distributable earnings		653,424	1,666,646
Other accumulated gains/(losses)		—	(32,393)
Total accumulated earnings/(losses)		$1,914,670	$3,761,734

(a)	Any differences between the book basis and tax basis net unrealized appreciation and cost are attributable primarily to the tax deferral of losses on wash sales adjustments.

At July 31, 2018, the Enhanced Dividend Fund had short-term and long-term capital loss carryforwards of $17,377,518 and $909,069, respectively.  These capital losses may be carried forward indefinitely to offset future gains.

At July 31, 2018, the Small/Mid Cap Growth Fund deferred, on a tax basis, late-year ordinary losses of $32,393. These losses were incurred between January 1, 2018 and July 31, 2018, and are deemed to arise on August 1, 2018.

NOTE 10 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Sector Risk. To the extent a Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

•
Foreign Securities and Emerging Markets Risk. The risks of investing in the securities of foreign issuers, including emerging market issuers and depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues. These risks are greater in emerging markets.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2019 (Unaudited)

NOTE 10 – PRINCIPAL RISKS (Continued)

•
Depositary Receipt Risk. A Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Small- and Medium-Sized Companies Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
REITs and Foreign Real Estate Company Risk. Investing in REITs and foreign real estate companies makes a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses. REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

•
Frontier Markets Risk. There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

•
Value Style Investing Risk. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles. Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on December 5-6, 2018, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and O’Shaughnessy Asset Management, LLC (the “Advisor”) on behalf of the O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”), O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund”), the O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”), the O’Shaughnessy Markets Leaders Value Fund (the “Market Leaders Value Fund”) and the O’Shaughnessy Small Cap Value Fund (the “Small Cap Value Fund”) (collectively, the “Funds”).  At this meeting, and at a prior meeting held on October 17-18, 2018, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Funds, as well as its responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program and business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor to discuss Fund performance and investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of each Fund as of July 31, 2018 on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  The Board noted that the Market Leaders Value Fund and the Small Cap Value Fund were each newer, with less than three years of performance. The Board also took into account that each Fund’s track record is measured as of a specific date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund’s performance, the Trustees also considered the broader perspective of the Fund’s performance over varying time periods, the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected market conditions. When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in its peer universe.  The Trustees also discussed with the Advisor and considered that certain periods of underperformance may be transitory while other periods of underperformance may be reflective of broader issues that may warrant consideration of corrective action. The Board therefore took into account the Advisor’s views as to the reasons for each Fund’s relative performance against peers and benchmarks over various time periods and its future outlook for each Fund. In considering each Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark indices.

All Cap Core Fund: The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the one-year, three-year and five-year periods.

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement (Continued)
(Unaudited)

The Board reviewed the performance of the Fund against broad-based securities market benchmarks.

The Board also considered the Fund’s performance compared to the Advisor’s similarly managed composite and considered the reasons for any differences.  The Board noted that the Advisor represented that differences in performance between the Fund and the composite of similarly managed accounts are due to a limitation on the number of holdings for similarly managed accounts (no more than 100), which does not apply to the Fund.

Enhanced Dividend Fund: The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the one-year and three-year periods and below its peer group median for the five-year and since inception periods.

The Board reviewed the performance of the Fund against broad-based securities market benchmarks.

The Board also considered the Fund’s performance compared to the Advisor’s similarly managed composite and considered the reasons for any differences.  The Board noted that the Advisor represented that differences in performance between the Fund and the composite of similarly managed accounts are due to an industry allocation limitation for the Fund (no more than 25%), which does not apply to the similarly managed accounts.

Small/Mid Cap Growth Fund: The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for the one-year, five-year and since inception periods and above its peer group median for the three-year period.

The Board reviewed the performance of the Fund against a broad-based securities market benchmark.

The Board also considered the Fund’s performance compared to the Advisor’s similarly managed composite and considered the reasons for any differences.  The Board noted that the Advisor represented that differences in performance between the Fund and the composite of similarly managed accounts are due to a limitation on the number of holdings for similarly managed accounts (no more than 100), which does not apply to the Fund.

Market Leaders Value Fund: The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the one-year and since inception periods.

The Board reviewed the performance of the Fund against a broad-based securities market benchmark.

The Board also considered the Fund’s performance compared to the Advisor’s similarly managed composite, noting that the Fund had underperformed for the one-year period.

Small Cap Value Fund: The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the one-year and since inception periods.

The Board reviewed the performance of the Fund against a broad-based securities market benchmark.

The Board also considered the Fund’s performance compared to the Advisor’s similarly managed composite, noting that the Fund had outperformed for the one-year period.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and the Advisor’s similarly managed separate accounts for other types of clients, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

All Cap Core Fund: The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.24% for the Class A shares, 1.99% for the Class C shares and 0.99% for the Class I shares (respectively, the “Expense Caps”).  The Board also noted that throughout the period, the Advisor had voluntarily agreed to maintain an expense limitation for the Fund of 0.85% for the Class A shares, 1.60% for the Class C shares and 0.60% for the Class I shares. The Board noted that the Fund’s total expense ratio with

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement (Continued)
(Unaudited)

the voluntary expense limitation was below the peer group median and peer group average for Class I and Class A and above the peer group median and average for Class C.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio with the voluntary expense limitation for the Class I and Class A shares was below the median and average, and the total expense ratio for the Class C shares was above the median and average.  The Board noted that the Fund’s contractual advisory fee was slightly below its peer group median and slightly above its peer group average.  Additionally, the Board noted that the Fund’s contractual advisory fee was below the median and average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the Advisor did not receive any advisory fees from the Fund for the year ended July 31, 2018.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were lower than or equal to the fees charged to the Advisor’s similarly managed account clients depending on the asset level.

Enhanced Dividend Fund: The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 0.99% for the Class I shares (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was below its peer group median and average, as well as below the median and average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board noted that the Fund’s contractual advisory fee was below its peer group median and average, as well as below the median and average of its peer group when adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the Advisor did not receive any advisory fees from the Fund for the year ended July 31, 2018.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were lower than or equal to the fees charged to the Advisor’s similarly managed account clients depending on the asset level.

Small/Mid Cap Growth Fund: The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.19% for the Class I shares (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was slightly above its peer group median and below its peer group average.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio was below the median and average.  The Board noted that the Fund’s contractual advisory fee was below its peer group median and average, as well as below the median and average of its peer group when adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the Advisor received only 0.03% of advisory fees from the Fund for the year ended July 31, 2018.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were lower than or equal to the fees charged to the Advisor’s similarly managed account clients depending on the asset level.

Market Leaders Value Fund: The Board noted that the Advisor had voluntarily agreed to maintain an expense limitation for the Fund of 0.65% for the Class I shares (the “Expense Cap”) and that effective November 28, 2018, the Advisor had contractually agreed to maintain that Expense Cap.  The Board noted that the Fund’s total expense ratio was above its peer group median and below its peer group average.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio was below the median and average.  The Board noted that the Fund’s contractual advisory fee was below its peer group median and average, as well as below the median and average of its peer group when adjusted to include only funds with similar asset sizes.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were the same as the fees charged to the Advisor’s similarly managed account clients.

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement (Continued)
(Unaudited)

Small Cap Value Fund: The Board noted that the Advisor had voluntarily agreed to maintain an expense limitation for the Fund of 0.99% for the Class I shares (the “Expense Cap”) and that effective November 28, 2018, the Advisor had contractually agreed to maintain that Expense Cap.  The Board noted that the Fund’s total expense ratio was below its peer group median and average.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio was below the peer group median and average.  The Board noted that the Fund’s contractual advisory fee was previously 0.85% but was reduced to 0.80% on October 18, 2018. The Board noted that the newer contractual advisory fee was equal to its peer group median and slightly above its peer group average, as well as below the peer group median and average when adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the Advisor did not receive any advisory fees from the Fund for the year ended July 31, 2018.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were higher than, equal to, or lower than the fees charged to the Advisor’s similarly managed account clients depending on the asset level.

The Board determined that it would continue to monitor the appropriateness of the advisory fee for each Fund and concluded that, at this time, the fees to be paid to the Advisor were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  In this regard, the Board noted that the Advisor contractually and/or voluntarily agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps.  The Board also noted that the Market Leaders Value Fund and Small Cap Value Fund advisory fees included breakpoints. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds, such as benefits received in the form of Rule 12b-1 fees received from the Funds which are used to pay custodial platform costs.  The Board also considered that the Funds do not utilize “soft dollar” benefits that may be received by the Advisor in exchange for Fund brokerage.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the All Cap Core Fund, the Enhanced Dividend Fund, the Small/Mid Cap Growth Fund, the Market Leaders Value Fund and the Small Cap Value Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interests of the Funds and their shareholders.

O’Shaughnessy Mutual Funds

Notice to Shareholders
at January 31, 2019 (Unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-291-7827 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-291-7827.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-877-291-7827.

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-291-7827 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

O’Shaughnessy Mutual Funds

Privacy Notice

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
O’Shaughnessy Asset Management, LLC
6 Suburban Avenue
Stamford, Connecticut 06901

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-877-291-7827.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date    4/10/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date    4/10/19

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal Financial Officer

Date    4/10/19

* Print the name and title of each signing officer under his or her signature